Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
July 31, 2024
(Unaudited)
Shares Value
PREFERRED STOCKS — 0.2%
UNITED STATES — 0.2%
27,600 MetLife, Inc., Series F, 4.75% ..... $ 567,180
38,900 Morgan Stanley, Series K, 5.85% ... 949,160
31,500 Public Storage, Series O, 3.90% .... 538,965
28,500 US Bancorp, Series L, 3.75% ...... 471,675
122,100 Wells Fargo & Co., Series Z, 4.75% . 2,490,840
Total Preferred Stocks
(Cost $6,547,571)
5,017,820
EXCHANGE-TRADED FUNDS
(a)
— 17.1%
UNITED STATES — 17.1%
5,091,215 Invesco Preferred ETF ........... 59,058,094
2,061,297 iShares JP Morgan USD Emerging
Markets Bond ETF ......... 186,444,314
993,690 iShares MBS ETF .............. 93,327,365
1,249,478 SPDR Bloomberg Convertible
Securities ETF ............. 91,899,107
Total Exchange-Traded Funds
(Cost $458,164,620)
430,728,880
Principal
Amount
CORPORATE BONDS — 7.1%
AUSTRALIA — 0.0%
$ 500,000 FMG Resources August 2006 Pty Ltd.,
4.50%, 09/15/27(b) ......... 479,568
425,000 Mineral Resources Ltd.,
9.25%, 10/01/28(b) ......... 451,972
931,540
AUSTRIA — 0.0%
625,000 Benteler International AG,
10.50%, 05/15/28(b) ........ 664,686
BERMUDA — 0.0%
875,000 Carnival Holdings Bermuda Ltd.,
10.38%, 05/01/28(b) ........ 945,911
CANADA — 0.4%
425,000 Baytex Energy Corp.,
8.50%, 04/30/30(b) ......... 448,598
625,000 Baytex Energy Corp.,
7.38%, 03/15/32(b) ......... 638,258
450,000 Bombardier, Inc.,
7.50%, 02/01/29(b) ......... 469,866
475,000 Bombardier, Inc.,
7.25%, 07/01/31(b) ......... 488,994
150,000 Bombardier, Inc.,
7.00%, 06/01/32(b) ......... 153,370
Principal
Amount Value
CANADA (continued)
$ 1,250,000 Brookfield Residential Properties, Inc./
Brookfield Residential US LLC,
6.25%, 09/15/27(b) ......... $ 1,240,900
600,000 Dye & Durham Ltd.,
8.63%, 04/15/29(b) ......... 613,953
900,000 ERO Copper Corp.,
6.50%, 02/15/30(b) ......... 878,593
550,000 Garda World Security Corp.,
7.75%, 02/15/28(b) ......... 567,544
375,000 Garda World Security Corp.,
8.25%, 08/01/32(b) ......... 375,534
575,000 GFL Environmental, Inc.,
3.75%, 08/01/25(b) ......... 568,506
750,000 Hudbay Minerals, Inc.,
6.13%, 04/01/29(b) ......... 749,863
400,000 Husky Injection Molding Systems
Ltd./Titan Co-Borrower LLC,
9.00%, 02/15/29(b) ......... 410,790
800,000 Kronos Acquisition Holdings, Inc.,
8.25%, 06/30/31(b) ......... 806,947
500,000 NOVA Chemicals Corp.,
5.00%, 05/01/25(b) ......... 495,539
525,000 NOVA Chemicals Corp.,
5.25%, 06/01/27(b) ......... 512,345
600,000 Ontario Gaming GTA LP/OTG Co-
Issuer, Inc.,
8.00%, 08/01/30(b) ......... 620,803
10,040,403
CAYMAN ISLANDS — 0.0%
631,125 Seagate HDD Cayman,
9.63%, 12/01/32 ........... 722,746
FRANCE — 0.1%
1,050,000 Constellium SE,
6.38%, 08/15/32(b) ......... 1,048,589
IRELAND — 0.1%
450,000 Adient Global Holdings Ltd.,
8.25%, 04/15/31(b) ......... 473,120
500,000 Castlelake Aviation Finance DAC,
5.00%, 04/15/27(b) ......... 487,041
1,200,000 Cimpress Plc,
7.00%, 06/15/26 ........... 1,200,216
2,160,377
ITALY — 0.1%
363,000 Optics Bidco SpA, Series 2033,
6.38%, 11/15/33(b) ......... 355,921

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Principal
Amount Value
ITALY (continued)
$ 600,000 UniCredit SpA,
(USD Swap Rate 11:00 am NY 5
+ 3.703%),
5.86%, 06/19/32(b)(c) ....... $ 595,047
950,968
LUXEMBOURG — 0.1%
300,000 Altice Financing SA,
5.00%, 01/15/28(b) ......... 239,563
925,000 Connect Finco SARL/Connect US
Finco LLC,
6.75%, 10/01/26(b) ......... 909,297
725,000 Intelsat Jackson Holdings SA,
6.50%, 03/15/30(b) ......... 689,709
1,838,569
MALTA — 0.0%
475,000 VistaJet Malta Finance Plc/Vista
Management Holding, Inc.,
9.50%, 06/01/28(b) ......... 425,104
NETHERLANDS — 0.1%
475,000 Alcoa Nederland Holding BV,
7.13%, 03/15/31(b) ......... 490,306
250,000 Axalta Coating Systems Dutch
Holding B BV,
7.25%, 02/15/31(b) ......... 262,185
260,000 Sigma Holdco BV,
7.88%, 05/15/26(b) ......... 257,401
500,000 Sunrise HoldCo IV BV,
5.50%, 01/15/28(b) ......... 488,603
1,498,495
UNITED KINGDOM — 0.1%
1,050,000 Jaguar Land Rover Automotive Plc,
5.50%, 07/15/29(b) ......... 1,026,875
425,000 Macquarie Airfinance Holdings Ltd.,
8.38%, 05/01/28(b) ......... 450,015
1,225,000 Macquarie Airfinance Holdings Ltd.,
6.50%, 03/26/31(b) ......... 1,271,303
2,748,193
UNITED STATES — 6.1%
900,000 Acrisure LLC/Acrisure Finance, Inc.,
6.00%, 08/01/29(b) ......... 848,207
650,000 AdaptHealth LLC,
6.13%, 08/01/28(b) ......... 633,657
550,000 Alliant Holdings Intermediate LLC/
Alliant Holdings Co-Issuer,
7.00%, 01/15/31(b) ......... 559,919
300,000 Allied Universal Holdco LLC,
7.88%, 02/15/31(b) ......... 305,222
Principal
Amount Value
UNITED STATES (continued)
$ 750,000 Allison Transmission, Inc.,
5.88%, 06/01/29(b) ......... $ 749,848
381,965 Ambac Assurance Corp.,
5.10%(b)(d) .............. 549,075
200,000 Amentum Escrow Corp.,
7.25%, 08/01/32(b) ......... 204,262
1,025,000 American Airlines, Inc./AAdvantage
Loyalty IP Ltd.,
5.75%, 04/20/29(b) ......... 1,001,634
550,000 American Axle & Manufacturing, Inc.,
6.50%, 04/01/27 ........... 551,649
950,000 American Builders & Contractors
Supply Co., Inc.,
3.88%, 11/15/29(b) ......... 859,767
1,225,000 AMN Healthcare, Inc.,
4.63%, 10/01/27(b) ......... 1,176,756
975,000 Archrock Partners LP/Archrock
Partners Finance Corp.,
6.25%, 04/01/28(b) ......... 972,654
875,000 Ascent Resources Utica Holdings LLC/
ARU Finance Corp.,
8.25%, 12/31/28(b) ......... 898,226
625,000 Baldwin Insurance Group Holdings
LLC,
7.13%, 05/15/31(b) ......... 644,459
630,000 Bank of New York Mellon Corp.
(The), Series F,
(3 mo. Term SOFR + 3.393%),
4.63%(c)(d) ............... 604,806
1,000,000 Bath & Body Works, Inc.,
6.63%, 10/01/30(b) ......... 1,009,497
425,000 BCPE Empire Holdings, Inc.,
7.63%, 05/01/27(b) ......... 411,219
625,000 Berry Global, Inc.,
5.63%, 07/15/27(b) ......... 618,610
325,000 Block, Inc.,
6.50%, 05/15/32(b) ......... 330,266
425,000 Blue Racer Midstream LLC/Blue Racer
Finance Corp.,
7.00%, 07/15/29(b) ......... 436,600
325,000 Blue Racer Midstream LLC/Blue Racer
Finance Corp.,
7.25%, 07/15/32(b) ......... 338,280
275,000 Boost Newco Borrower LLC,
7.50%, 01/15/31(b) ......... 289,650
925,000 Boyd Gaming Corp.,
4.75%, 06/15/31(b) ......... 852,045
240,000 Bread Financial Holdings, Inc.,
7.00%, 01/15/26(b) ......... 239,250

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
$ 850,000 Bread Financial Holdings, Inc.,
9.75%, 03/15/29(b) ......... $ 911,346
500,000 Brinker International, Inc.,
8.25%, 07/15/30(b) ......... 526,979
1,250,000 Brink's Co. (The),
6.75%, 06/15/32(b) ......... 1,274,227
625,000 Buckeye Partners LP,
4.50%, 03/01/28(b) ......... 596,148
1,200,000 Builders FirstSource, Inc.,
4.25%, 02/01/32(b) ......... 1,072,465
700,000 Burford Capital Global Finance LLC,
6.25%, 04/15/28(b) ......... 684,410
975,000 Burford Capital Global Finance LLC,
9.25%, 07/01/31(b) ......... 1,038,932
450,000 Caesars Entertainment, Inc.,
7.00%, 02/15/30(b) ......... 464,209
200,000 Calderys Financing II LLC, PIK,
11.75%, 06/01/28(b) ........ 198,500
500,000 Calpine Corp.,
5.25%, 06/01/26(b) ......... 496,311
1,175,000 Calpine Corp.,
5.00%, 02/01/31(b) ......... 1,109,655
575,000 Calpine Corp.,
3.75%, 03/01/31(b) ......... 509,978
1,200,000 Camelot Return Merger Sub, Inc.,
8.75%, 08/01/28(b) ......... 1,193,058
775,000 Carnival Corp.,
5.75%, 03/01/27(b) ......... 771,136
1,000,000 CCO Holdings LLC/CCO Holdings
Capital Corp.,
5.38%, 06/01/29(b) ......... 934,859
1,250,000 CCO Holdings LLC/CCO Holdings
Capital Corp.,
4.50%, 08/15/30(b) ......... 1,094,427
500,000 CCO Holdings LLC/CCO Holdings
Capital Corp.,
4.25%, 02/01/31(b) ......... 425,429
800,000 CCO Holdings LLC/CCO Holdings
Capital Corp.,
4.50%, 06/01/33(b) ......... 657,202
225,000 Champions Financing, Inc.,
8.75%, 02/15/29(b) ......... 229,488
1,670,000 Charles Schwab Corp. (The), Series H,
(10 yr. US Treasury Yield Curve
Rate T Note Constant Maturity +
3.079%),
4.00%(c)(d) ............... 1,409,894
400,000 Chart Industries, Inc.,
7.50%, 01/01/30(b) ......... 416,121
Principal
Amount Value
UNITED STATES (continued)
$ 825,000 Chesapeake Energy Corp.,
5.88%, 02/01/29(b) ......... $ 819,904
750,000 CHS/Community Health Systems,
Inc.,
6.00%, 01/15/29(b) ......... 696,340
1,250,000 Churchill Downs, Inc.,
4.75%, 01/15/28(b) ......... 1,206,867
800,000 Churchill Downs, Inc.,
5.75%, 04/01/30(b) ......... 784,384
875,000 Civitas Resources, Inc.,
8.63%, 11/01/30(b) ......... 945,095
1,200,000 Clear Channel Outdoor Holdings,
Inc.,
5.13%, 08/15/27(b) ......... 1,162,357
425,000 Clear Channel Outdoor Holdings,
Inc.,
7.88%, 04/01/30(b) ......... 432,522
875,000 Cloud Software Group, Inc.,
6.50%, 03/31/29(b) ......... 852,904
850,000 Cloud Software Group, Inc.,
9.00%, 09/30/29(b) ......... 845,245
700,000 Cloud Software Group, Inc.,
8.25%, 06/30/32(b) ......... 726,252
450,000 Clydesdale Acquisition Holdings, Inc.,
8.75%, 04/15/30(b) ......... 441,630
1,325,000 Cogent Communications Group LLC,
7.00%, 06/15/27(b) ......... 1,336,618
350,000 Cornerstone Building Brands, Inc.,
6.13%, 01/15/29(b) ......... 288,405
375,000 Cornerstone Building Brands, Inc.,
9.50%, 08/15/29(b) ......... 375,469
425,000 Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US LLC,
6.63%, 07/15/30(b) ......... 436,404
450,000 CP Atlas Buyer, Inc.,
7.00%, 12/01/28(b) ......... 385,264
1,150,000 Crescent Energy Finance LLC,
9.25%, 02/15/28(b) ......... 1,214,034
550,000 Crescent Energy Finance LLC,
7.63%, 04/01/32(b) ......... 564,059
800,000 Crescent Energy Finance LLC,
7.38%, 01/15/33(b) ......... 811,020
800,000 Cushman & Wakefield US Borrower
LLC,
8.88%, 09/01/31(b) ......... 860,442
925,000 Darling Ingredients, Inc.,
6.00%, 06/15/30(b) ......... 917,836

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
$ 650,000 Directv Financing LLC/Directv
Financing Co-Obligor, Inc.,
5.88%, 08/15/27(b) ......... $ 625,919
850,000 DISH Network Corp.,
11.75%, 11/15/27(b) ........ 850,790
882,000 Edgewell Personal Care Co.,
4.13%, 04/01/29(b) ......... 820,730
275,000 Endo Finance Holdings, Inc.,
8.50%, 04/15/31(b) ......... 289,828
450,000 Energizer Holdings, Inc.,
4.75%, 06/15/28(b) ......... 426,854
550,000 EQM Midstream Partners LP,
6.50%, 07/01/27(b) ......... 560,480
925,000 EQM Midstream Partners LP,
6.50%, 07/15/48 ........... 938,951
450,000 EquipmentShare.com, Inc.,
9.00%, 05/15/28(b) ......... 463,195
204,000 Evergreen Acqco 1 LP/TVI, Inc.,
9.75%, 04/26/28(b) ......... 215,192
775,000 Fortrea Holdings, Inc.,
7.50%, 07/01/30(b) ......... 786,107
1,050,000 Fortress Intermediate 3, Inc.,
7.50%, 06/01/31(b) ......... 1,076,607
300,000 Fortress Transportation and
Infrastructure Investors LLC,
7.00%, 05/01/31(b) ......... 309,305
700,000 Fortress Transportation and
Infrastructure Investors LLC,
7.00%, 06/15/32(b) ......... 721,923
800,000 Frontier Communications Holdings
LLC,
8.75%, 05/15/30(b) ......... 838,105
750,000 Frontier Communications Holdings
LLC,
8.63%, 03/15/31(b) ......... 785,548
500,000 GCI LLC,
4.75%, 10/15/28(b) ......... 464,145
722,000 Global Infrastructure Solutions, Inc.,
5.63%, 06/01/29(b) ......... 694,228
450,000 Goodyear Tire & Rubber Co. (The),
5.25%, 07/15/31 ........... 420,713
750,000 Gray Television, Inc.,
5.38%, 11/15/31(b) ......... 488,886
125,000 Group 1 Automotive, Inc.,
6.38%, 01/15/30(b) ......... 126,074
675,000 Gulfport Energy Corp.,
8.00%, 05/17/26(b) ......... 684,061
1,050,000 H&E Equipment Services, Inc.,
3.88%, 12/15/28(b) ......... 959,424
Principal
Amount Value
UNITED STATES (continued)
$ 775,000 Hanesbrands, Inc.,
9.00%, 02/15/31(b) ......... $ 820,250
1,575,000 Harvest Midstream I LP,
7.50%, 09/01/28(b) ......... 1,611,776
1,030,000 Hawaiian Brand Intellectual Property
Ltd./HawaiianMiles Loyalty Ltd.,
11.00%, 04/15/29(b) ........ 982,105
1,000,000 HCA, Inc.,
5.25%, 06/15/49 ........... 912,135
1,475,000 Hilcorp Energy I LP/Hilcorp Finance
Co.,
6.00%, 02/01/31(b) ......... 1,431,515
1,125,000 Hilton Grand Vacations Borrower
Escrow LLC,
4.88%, 07/01/31(b) ......... 1,012,929
875,000 Hilton Grand Vacations Borrower
Escrow LLC,
6.63%, 01/15/32(b) ......... 883,578
100,000 HLF Financing SARL LLC/Herbalife
International, Inc.,
12.25%, 04/15/29(b) ........ 100,228
450,000 Howard Hughes Corp. (The),
4.38%, 02/01/31(b) ......... 402,204
775,000 Icahn Enterprises LP/Icahn Enterprises
Finance Corp.,
9.75%, 01/15/29(b) ......... 816,122
575,000 Icahn Enterprises LP/Icahn Enterprises
Finance Corp.,
4.38%, 02/01/29 ........... 500,369
1,000,000 Icahn Enterprises LP/Icahn Enterprises
Finance Corp.,
9.00%, 06/15/30(b) ......... 1,012,990
225,000 Insight Enterprises, Inc.,
6.63%, 05/15/32(b) ......... 231,472
450,000 IRB Holding Corp.,
7.00%, 06/15/25(b) ......... 450,017
850,000 Iron Mountain, Inc. REIT,
5.25%, 07/15/30(b) ......... 818,049
450,000 JELD-WEN, Inc.,
4.88%, 12/15/27(b) ......... 428,457
4,810,000 JP Morgan Chase & Co., Series HH,
(3 mo. Term SOFR + 3.125%),
4.60%(c)(d) ............... 4,773,835
1,250,000 Kaiser Aluminum Corp.,
4.50%, 06/01/31(b) ......... 1,107,599
675,000 Kennedy-Wilson, Inc.,
4.75%, 02/01/30 ........... 576,903

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
$ 575,000 Ladder Capital Finance Holdings
LLLP/Ladder Capital Finance
Corp. REIT,
4.25%, 02/01/27(b) ......... $ 556,399
675,000 Ladder Capital Finance Holdings
LLLP/Ladder Capital Finance
Corp. REIT,
4.75%, 06/15/29(b) ......... 641,537
925,000 LCM Investments Holdings II LLC,
4.88%, 05/01/29(b) ......... 871,098
300,000 LCM Investments Holdings II LLC,
8.25%, 08/01/31(b) ......... 314,624
575,000 Light & Wonder International, Inc.,
7.00%, 05/15/28(b) ......... 579,231
475,000 LSF11 A5 HoldCo LLC,
6.63%, 10/15/29(b) ......... 454,515
800,000 Match Group Holdings II LLC,
5.00%, 12/15/27(b) ......... 777,971
850,000 Mauser Packaging Solutions Holding
Co.,
9.25%, 04/15/27(b) ......... 851,144
500,000 Mauser Packaging Solutions Holding
Co.,
7.88%, 04/15/27(b) ......... 516,016
300,000 Maxim Crane Works Holdings Capital
LLC,
11.50%, 09/01/28(b) ........ 308,604
1,300,000 Medline Borrower LP,
3.88%, 04/01/29(b) ......... 1,213,179
225,000 Medline Borrower LP/Medline Co-
Issuer, Inc.,
6.25%, 04/01/29(b) ......... 229,577
825,000 Midcap Financial Issuer Trust,
6.50%, 05/01/28(b) ......... 796,843
425,000 Midcontinent Communications/
Midcontinent Finance Corp.,
5.38%, 08/15/27(b) ......... 417,186
900,000 MIWD Holdco II LLC/MIWD
Finance Corp.,
5.50%, 02/01/30(b) ......... 840,687
1,050,000 Nationstar Mortgage Holdings, Inc.,
5.75%, 11/15/31(b) ......... 1,002,096
1,400,000 Navient Corp.,
6.75%, 06/25/25 ........... 1,404,042
875,000 NCL Corp. Ltd.,
8.38%, 02/01/28(b) ......... 921,861
875,000 NCR Voyix Corp.,
5.13%, 04/15/29(b) ......... 835,957
350,000 Neptune Bidco US, Inc.,
9.29%, 04/15/29(b) ......... 342,779
Principal
Amount Value
UNITED STATES (continued)
$ 1,425,000 New Enterprise Stone & Lime Co.,
Inc.,
5.25%, 07/15/28(b) ......... $ 1,368,550
500,000 Newell Brands, Inc.,
6.38%, 09/15/27 ........... 499,432
550,000 Nexstar Media, Inc.,
4.75%, 11/01/28(b) ......... 506,040
975,000 Northern Oil & Gas, Inc.,
8.13%, 03/01/28(b) ......... 994,866
575,000 Novelis Corp.,
3.25%, 11/15/26(b) ......... 547,049
1,350,000 Novelis Corp.,
3.88%, 08/15/31(b) ......... 1,185,954
900,000 Olympus Water US Holding Corp.,
9.75%, 11/15/28(b) ......... 956,402
850,000 Olympus Water US Holding Corp.,
7.25%, 06/15/31(b) ......... 850,612
600,000 OneMain Finance Corp.,
5.38%, 11/15/29 ........... 576,584
400,000 OneMain Finance Corp.,
7.88%, 03/15/30 ........... 417,066
1,000,000 Open Text Holdings, Inc.,
4.13%, 02/15/30(b) ......... 912,095
1,325,000 Open Text Holdings, Inc.,
4.13%, 12/01/31(b) ......... 1,179,604
1,075,000 Organon & Co./Organon Foreign
Debt Co-Issuer BV,
5.13%, 04/30/31(b) ......... 989,319
425,000 Owens-Brockway Glass Container,
Inc.,
7.25%, 05/15/31(b) ......... 420,514
1,425,000 Pactiv Evergreen Group Issuer LLC/
Pactiv Evergreen Group Issuer,
Inc.,
4.38%, 10/15/28(b) ......... 1,337,720
1,250,000 Penn Entertainment, Inc.,
5.63%, 01/15/27(b) ......... 1,219,795
1,221,000 Performance Food Group, Inc.,
5.50%, 10/15/27(b) ......... 1,204,701
500,000 PetSmart, Inc./PetSmart Finance
Corp.,
4.75%, 02/15/28(b) ......... 469,767
400,000 Phinia, Inc.,
6.75%, 04/15/29(b) ......... 408,004
500,000 PM General Purchaser LLC,
9.50%, 10/01/28(b) ......... 513,398
875,000 Post Holdings, Inc.,
4.63%, 04/15/30(b) ......... 815,165
1,000,000 PRA Group, Inc.,
5.00%, 10/01/29(b) ......... 883,785

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
$ 1,225,000 Prestige Brands, Inc.,
3.75%, 04/01/31(b) ......... $ 1,079,958
575,000 Prime Healthcare Services, Inc.,
7.25%, 11/01/25(b) ......... 574,945
425,000 Rain Carbon, Inc.,
12.25%, 09/01/29(b) ........ 459,373
554,000 Raising Cane's Restaurants LLC,
9.38%, 05/01/29(b) ......... 598,078
525,000 Range Resources Corp.,
8.25%, 01/15/29 ........... 545,331
1,000,000 Resorts World Las Vegas LLC/RWLV
Capital, Inc.,
4.63%, 04/16/29(b) ......... 907,909
850,000 RHP Hotel Properties LP/RHP
Finance Corp. REIT,
6.50%, 04/01/32(b) ......... 859,602
950,000 Rocket Software, Inc.,
9.00%, 11/28/28(b) ......... 977,791
1,050,000 Rocket Software, Inc.,
6.50%, 02/15/29(b) ......... 948,418
500,000 Rockies Express Pipeline LLC,
3.60%, 05/15/25(b) ......... 490,166
950,000 Royal Caribbean Cruises Ltd.,
9.25%, 01/15/29(b) ......... 1,015,462
825,000 Royal Caribbean Cruises Ltd.,
6.25%, 03/15/32(b) ......... 841,332
475,000 Royal Caribbean Cruises Ltd.,
6.00%, 02/01/33(b) ......... 478,113
875,000 SCIH Salt Holdings, Inc.,
4.88%, 05/01/28(b) ......... 815,743
675,000 SCIL IV LLC/SCIL USA Holdings
LLC,
5.38%, 11/01/26(b) ......... 659,525
275,000 Sealed Air Corp.,
7.25%, 02/15/31(b) ......... 286,303
850,000 Service Properties Trust REIT,
5.25%, 02/15/26 ........... 837,817
775,000 Service Properties Trust REIT,
5.50%, 12/15/27 ........... 738,491
650,000 Simmons Foods, Inc./Simmons
Prepared Foods, Inc./Simmons
Pet Food, Inc./Simmons Feed,
4.63%, 03/01/29(b) ......... 584,925
625,000 Six Flags Entertainment Corp.,
7.25%, 05/15/31(b) ......... 644,340
650,000 Southwestern Energy Co.,
4.75%, 02/01/32 ........... 607,419
425,000 Spirit AeroSystems, Inc.,
9.38%, 11/30/29(b) ......... 459,979
Principal
Amount Value
UNITED STATES (continued)
$ 250,000 Standard Building Solutions, Inc.,
6.50%, 08/15/32(b) ......... $ 250,455
800,000 Starwood Property Trust, Inc. REIT,
3.63%, 07/15/26(b) ......... 762,270
250,000 Starwood Property Trust, Inc. REIT,
7.25%, 04/01/29(b) ......... 257,112
1,100,000 Station Casinos LLC,
4.63%, 12/01/31(b) ......... 1,002,432
1,150,000 Tallgrass Energy Partners LP/Tallgrass
Energy Finance Corp.,
6.00%, 12/31/30(b) ......... 1,089,709
1,000,000 TEGNA, Inc.,
5.00%, 09/15/29 ........... 912,542
925,000 Tenet Healthcare Corp.,
5.13%, 11/01/27 ........... 908,543
500,000 Tenet Healthcare Corp.,
6.13%, 10/01/28 ........... 501,251
700,000 TransDigm, Inc.,
7.13%, 12/01/31(b) ......... 726,521
850,000 TransDigm, Inc.,
6.63%, 03/01/32(b) ......... 869,403
925,000 TriNet Group, Inc.,
7.13%, 08/15/31(b) ......... 952,266
1,650,000 Truist Financial Corp., Series N,
(5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity +
3.003%),
4.80%(c)(d) ............... 1,625,257
925,000 United Wholesale Mortgage LLC,
5.50%, 04/15/29(b) ......... 891,851
775,000 Uniti Group LP/Uniti Group Finance,
Inc./CSL Capital LLC REIT,
10.50%, 02/15/28(b) ........ 783,872
600,000 Uniti Group LP/Uniti Group Finance,
Inc./CSL Capital LLC REIT,
6.50%, 02/15/29(b) ......... 453,499
750,000 Univision Communications, Inc.,
8.00%, 08/15/28(b) ......... 753,712
825,000 USA Compression Partners LP/USA
Compression Finance Corp.,
6.88%, 09/01/27 ........... 829,717
950,000 Venture Global LNG, Inc.,
8.13%, 06/01/28(b) ......... 989,365
675,000 Venture Global LNG, Inc.,
9.50%, 02/01/29(b) ......... 750,930
725,000 Venture Global LNG, Inc.,
8.38%, 06/01/31(b) ......... 761,879
500,000 Viasat, Inc.,
5.63%, 09/15/25(b) ......... 494,607

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
$ 500,000 Vibrantz Technologies, Inc.,
9.00%, 02/15/30(b) ......... $ 447,563
500,000 Viking Cruises Ltd.,
5.88%, 09/15/27(b) ......... 497,000
575,000 Vistra Operations Co. LLC,
4.38%, 05/01/29(b) ......... 542,582
575,000 Vistra Operations Co. LLC,
6.88%, 04/15/32(b) ......... 591,803
950,000 Vital Energy, Inc.,
9.75%, 10/15/30 ........... 1,038,436
800,000 Vital Energy, Inc.,
7.88%, 04/15/32(b) ......... 813,732
425,000 VOC Escrow Ltd.,
5.00%, 02/15/28(b) ......... 414,703
525,000 WASH Multifamily Acquisition, Inc.,
5.75%, 04/15/26(b) ......... 516,658
850,000 Watco Cos. LLC/Watco Finance
Corp.,
7.13%, 08/01/32(b) ......... 870,526
750,000 WESCO Distribution, Inc.,
7.25%, 06/15/28(b) ......... 768,556
300,000 Williams Scotsman, Inc.,
6.63%, 06/15/29(b) ......... 305,487
875,000 Wilsonart LLC,
11.00%, 08/15/32(b) ........ 857,500
875,000 WR Grace Holdings LLC,
4.88%, 06/15/27(b) ......... 846,229
1,075,000 Wynn Resorts Finance LLC/Wynn
Resorts Capital Corp.,
5.13%, 10/01/29(b) ......... 1,034,819
700,000 ZF North America Capital, Inc.,
7.13%, 04/14/30(b) ......... 726,624
154,005,180
Total Corporate Bonds
(Cost $177,106,105)
177,980,761
ASSET-BACKED SECURITIES — 17.1%
CAYMAN ISLANDS — 0.9%
Collateralized Loan Obligations — 0.9%
1,000,000 Apidos CLO XV, Series 2013-15A,
Class ERR,
(3 mo. Term SOFR + 5.962%),
11.24%, 04/20/31(b)(c) ...... 998,738
5,000,000 Atrium VIII, Series 8A, Class SUB,
5.22%, 10/23/24(b)(c)(e) ..... 7,500
12,131,250 Atrium XIII, Series 13A, Class SUB,
2.22%, 11/21/47(b)(c)(e) ..... 4,710,564
Principal
Amount Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$ 17,550,000 CBAM Ltd., Series 2019-10A,
Class SUB,
7.69%, 04/20/32(b)(c)(e) ..... $ 7,018,238
9,915,625 Cedar Funding VII CLO Ltd., Series
2018-7A, Class SUB,
7.51%, 01/20/31(b)(c)(e) ..... 2,114,029
5,000,000 Romark CLO II Ltd., Series 2018-2A,
Class SUB,
7.86%, 07/25/31(b)(c)(e) ..... 934,726
5,000,000 Romark CLO Ltd., Series 2017-1A,
Class SUB,
8.72%, 10/23/30(b)(c)(e) ..... 1,058,000
7,500,000 Romark WM-R Ltd., Series 2018-1A,
Class F,
(3 mo. Term SOFR + 8.362%),
13.64%, 04/20/31(b)(c)(e) .... 5,440,992
22,282,787
UNITED STATES — 16.2%
Other Asset-Backed Securities — 16.2%
2,971,695 510 Loan Acquisition Trust, Series
2020-1, Class A, STEP,
8.11%, 09/25/60(b) ......... 2,959,460
160,136 Aegis Asset-Backed Securities
Corp. Mortgage Pass-Through
Certificates, Series 2003-3,
Class M1,
(1 mo. Term SOFR + 1.164%),
6.51%, 01/25/34(c) ......... 158,886
7,489,876 Ajax Mortgage Loan Trust, Series
2023-B, Class A, STEP,
4.25%, 10/25/62(b) ......... 7,411,133
873,700 Ajax Mortgage Loan Trust, Series
2023-B, Class B, STEP,
4.25%, 10/25/62(b) ......... 818,693
2,012,797 Ajax Mortgage Loan Trust, Series
2023-B, Class C,
3.32%, 10/25/62(b)(f) ....... 846,361
373,553 Ajax Mortgage Loan Trust, Series
2023-B, Class SA,
1.15%, 10/25/62(b)(f) ....... 279,720
5,000,000 Ameriquest Mortgage Securities, Inc.
Asset-Backed Pass-Through
Certificates, Series 2005-R3,
Class M7,
(1 mo. Term SOFR + 2.094%),
7.44%, 05/25/35(c) ......... 4,200,907
1,750,000 AMSR Trust, Series 2020-SFR1,
Class G,
4.31%, 04/17/37(b) ......... 1,710,823

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 6,000,000 AMSR Trust, Series 2020-SFR5,
Class F,
2.69%, 11/17/37(b) ......... $ 5,722,606
1,800,000 AMSR Trust, Series 2023-SFR2,
Class F1,
3.95%, 06/17/40(b) ......... 1,527,911
2,230,000 AMSR Trust, Series 2023-SFR2,
Class F2,
3.95%, 06/17/40(b) ......... 1,823,490
6,828,033 Argent Mortgage Loan Trust, Series
2005-W1, Class A2,
(1 mo. Term SOFR + 0.594%),
5.94%, 05/25/35(c) ......... 5,323,387
4,723,789 Argent Securities, Inc. Asset-Backed
Pass-Through Certificates, Series
2005-W5, Class M1,
(1 mo. Term SOFR + 0.804%),
6.15%, 01/25/36(c) ......... 4,652,472
6,035,038 Asset Backed Securities Corp. Home
Equity Loan Trust, Series 2006-
HE1, Class M2,
(1 mo. Term SOFR + 0.744%),
3.96%, 01/25/36(c) ......... 5,326,098
5,740,000 BankAmerica Manufactured Housing
Contract Trust, Series 1997-2,
Class B1,
7.07%, 02/10/22(c) ......... 975,869
5,000,000 BankAmerica Manufactured Housing
Contract Trust, Series 1998-2,
Class B1,
7.25%, 12/10/25(c) ......... 692,185
8,874,604 Barclays Mortgage Trust, Series 2021-
NPL1, Class A, STEP,
2.00%, 11/25/51(b) ......... 8,626,028
1,177,500 Barclays Mortgage Trust, Series 2021-
NPL1, Class B, STEP,
4.63%, 11/25/51(b) ......... 1,129,960
2,446,093 Barclays Mortgage Trust, Series 2021-
NPL1, Class C,
0.00%, 11/25/51(b)(f) ....... 2,752,342
5,185,426 Bayview Financial Revolving Asset
Trust, Series 2004-B, Class A1,
(1 mo. Term SOFR + 1.114%),
6.46%, 05/28/39(b)(c) ....... 4,137,400
961,877 Bayview Financial Revolving Asset
Trust, Series 2004-B, Class A2,
(1 mo. Term SOFR + 1.414%),
6.76%, 05/28/39(b)(c) ....... 492,866
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 623,171 Bayview Financial Revolving Asset
Trust, Series 2005-E, Class A1,
(1 mo. Term SOFR + 1.114%),
6.46%, 12/28/40(b)(c) ....... $ 616,939
1,308,799 Bayview Financial Revolving Asset
Trust, Series 2005-E, Class A2A,
(1 mo. Term SOFR + 1.044%),
6.39%, 12/28/40(b)(c) ....... 1,254,353
908,185 Bear Stearns Asset Backed Securities
I Trust, Series 2005-TC1,
Class M4,
(1 mo. Term SOFR + 1.914%),
5.15%, 05/25/35(c) ......... 904,315
1,811,646 Bear Stearns Asset Backed Securities
I Trust, Series 2006-HE1,
Class 1M4,
(1 mo. Term SOFR + 1.134%),
5.31%, 12/25/35(c) ......... 2,746,670
2,657,934 Bear Stearns Asset Backed Securities
I Trust, Series 2006-HE10,
Class 22A,
(1 mo. Term SOFR + 0.254%),
5.28%, 12/25/36(c) ......... 3,755,732
4,650,000 Bear Stearns Asset Backed Securities
Trust, Series 2006-SD1,
Class M3,
(1 mo. Term SOFR + 2.364%),
7.71%, 04/25/36(c) ......... 4,792,398
4,884,740 Carrington Mortgage Loan Trust,
Series 2007-FRE1, Class A4,
(1 mo. Term SOFR + 0.534%),
5.88%, 12/26/36(c) ......... 4,050,261
7,503,126 Carrington Mortgage Loan Trust,
Series 2007-FRE1, Class M1,
(1 mo. Term SOFR + 0.614%),
5.96%, 02/25/37(c) ......... 5,712,923
4,753,418 Cascade MH Asset Trust, Series 2019-
MH1, Class A,
4.00%, 11/25/44(b)(c) ....... 4,460,329
3,400,000 CFMT LLC, Series 2023-HB11,
Class M2,
4.00%, 02/25/37(b)(c) ....... 3,159,690
1,600,000 CFMT LLC, Series 2024-HB13,
Class M2,
3.00%, 05/25/34(b)(c) ....... 1,415,822
2,500,000 CFMT LLC, Series 2024-HB13,
Class M3,
3.00%, 05/25/34(b)(c) ....... 2,098,100

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 2,000,000 CFMT LLC, Series 2024-HB13,
Class M4,
3.00%, 05/25/34(b)(c) ....... $ 1,533,543
6,000,000 CIT Mortgage Loan Trust, Series
2007-1, Class 1M2,
(1 mo. Term SOFR + 1.864%),
7.21%, 10/25/37(b)(c) ....... 5,682,061
3,766,500 CIT Mortgage Loan Trust, Series
2007-1, Class 2M2,
(1 mo. Term SOFR + 1.864%),
7.21%, 10/25/37(b)(c) ....... 3,421,356
2,786,258 Citigroup Mortgage Loan Trust, Series
2007-AHL2, Class A3B,
(1 mo. Term SOFR + 0.314%),
5.66%, 05/25/37(c) ......... 1,826,746
74,869 Citigroup Mortgage Loan Trust, Series
2007-AHL2, Class A3C,
(1 mo. Term SOFR + 0.384%),
5.73%, 05/25/37(c) ......... 49,085
3,285,323 Citigroup Mortgage Loan Trust, Series
2007-AHL3, Class A3B,
(1 mo. Term SOFR + 0.284%),
5.63%, 07/25/45(c) ......... 2,265,727
959,095 Conseco Finance Corp., Series 1998-2,
Class M1,
6.94%, 12/01/28(c) ......... 918,650
2,054,030 Conseco Finance Corp., Series 1999-5,
Class A5,
7.86%, 03/01/30(c) ......... 675,659
2,317,271 Conseco Finance Corp., Series 1999-5,
Class A6,
7.50%, 03/01/30(c) ......... 729,286
11,183,347 Conseco Finance Securitizations Corp.,
Series 2000-1, Class A5,
8.06%, 09/01/29(c) ......... 1,872,236
3,040,193 Countrywide Asset-Backed
Certificates, Series 2007-QX1,
Class A1,
(1 mo. Term SOFR + 0.614%),
5.96%, 05/25/37(b)(c) ....... 2,559,961
1,004,745 Countrywide Asset-Backed Certificates
Trust, Series 2006-11,
Class 1AF4,
6.30%, 12/25/35(c) ......... 961,884
2,922,230 Countrywide Asset-Backed Certificates
Trust, Series 2006-13,
Class 1AF4,
3.96%, 01/25/37(c) ......... 2,834,452
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 9,242,862 Countrywide Asset-Backed Certificates
Trust, Series 2006-18, Class M1,
(1 mo. Term SOFR + 0.564%),
5.91%, 03/25/37(c) ......... $ 7,402,059
6,289,179 Countrywide Asset-Backed Certificates
Trust, Series 2006-22, Class M1,
(1 mo. Term SOFR + 0.459%),
5.81%, 05/25/47(c) ......... 5,238,248
6,106,372 Countrywide Asset-Backed Certificates
Trust, Series 2006-26, Class M1,
(1 mo. Term SOFR + 0.364%),
5.71%, 06/25/37(c) ......... 5,181,781
417,865 Countrywide Revolving Home Equity
Loan Resecuritization Trust,
Series 2006-C, Class 2A,
(1 mo. Term SOFR + 0.294%),
5.62%, 05/15/36(c) ......... 409,905
349,551 Countrywide Revolving Home Equity
Loan Resecuritization Trust,
Series 2006-RES, Class 4T1B,
(1 mo. Term SOFR + 0.354%),
5.68%, 02/15/30(b)(c) ....... 330,055
3,510,865 Credit Suisse Mortgage Capital
Certificates Trust, Series 2017-2,
Class CERT,
0.42%, 02/01/47(b)(f) ....... 3,228,851
1,923,417 Credit-Based Asset Servicing and
Securitization LLC, Series 2007-
CB6, Class A4,
(1 mo. Term SOFR + 0.454%),
5.80%, 07/25/37(b)(c) ....... 1,246,112
4,896,987 First Frankin Mortgage Loan Trust,
Series 2006-FF4, Class M1,
(1 mo. Term SOFR + 0.654%),
4.70%, 03/25/36(c) ......... 4,637,709
1,153,543 First Franklin Mortgage Loan Trust,
Series 2003-FF4, Class M1,
(1 mo. Term SOFR + 1.914%),
7.26%, 10/25/33(c) ......... 1,111,903
9,145,089 First Franklin Mortgage Loan Trust,
Series 2006-FF8, Class M1,
(1 mo. Term SOFR + 0.489%),
5.84%, 07/25/36(c) ......... 7,754,532
4,435,860 First Franklin Mortgage Loan Trust,
Series 2006-FFH1, Class M2,
(1 mo. Term SOFR + 0.714%),
6.06%, 01/25/36(c) ......... 4,009,699

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 3,324,984 First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2C,
(1 mo. Term SOFR + 0.414%),
5.76%, 03/25/37(c) ......... $ 1,583,332
2,710,000 FirstKey Homes Trust, Series 2020-
SFR2, Class F1,
3.02%, 10/19/37(b) ......... 2,603,145
4,000,000 FirstKey Homes Trust, Series 2022-
SFR1, Class E1,
5.00%, 05/19/39(b) ......... 3,860,292
4,000,000 FirstKey Homes Trust, Series 2022-
SFR1, Class E2,
5.00%, 05/19/39(b) ......... 3,840,758
2,553,000 FirstKey Homes Trust, Series 2022-
SFR2, Class E1,
4.50%, 07/17/39(b) ......... 2,424,327
1,500,000 Fremont Home Loan Trust, Series
2005-D, Class M1,
(1 mo. Term SOFR + 0.729%),
6.08%, 11/25/35(c) ......... 1,343,645
1,500,000 FRTKL, Series 2021-SFR1, Class F,
3.17%, 09/17/38(b) ......... 1,363,037
318,869 GMACM Home Equity Loan Trust,
Series 2005-HE3, Class A3,
(1 mo. Term SOFR + 0.614%),
5.96%, 02/25/36(c) ......... 308,666
4,764,132 Greenpoint Manufactured Housing,
Series 2000-3, Class IA,
8.45%, 06/20/31(c) ......... 1,987,295
2,463,906 GSAA Home Equity Trust, Series
2005-14, Class 1A2,
(1 mo. Term SOFR + 0.814%),
6.16%, 12/25/35(c) ......... 1,077,271
7,998,008 GSAA Home Equity Trust, Series
2006-5, Class 1A1,
(1 mo. Term SOFR + 0.474%),
5.82%, 03/25/36(c) ......... 2,353,851
14,478,902 GSAA Home Equity Trust, Series
2007-9, Class A3A,
7.00%, 10/25/37(e) ......... 5,110,915
338,251 GSAA Trust, Series 2006-7, Class AF2,
5.99%, 03/25/46(c) ......... 125,995
3,566,000 GSAMP Trust, Series 2007-HS1,
Class M5,
(1 mo. Term SOFR + 3.489%),
8.84%, 02/25/47(c) ......... 3,520,680
3,069,977 Home Equity Asset Trust, Series 2007-
1, Class 2A3,
(1 mo. Term SOFR + 0.414%),
5.76%, 05/25/37(c)(e) ....... 2,416,427
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 2,883,035 Home Partners of America Trust, Series
2021-2, Class F,
3.80%, 12/17/26(b) ......... $ 2,651,722
3,648,530 Home Partners of America Trust, Series
2021-3, Class F,
4.24%, 01/17/41(b) ......... 3,198,133
4,385,064 HSI Asset Loan Obligation Trust,
Series 2007-WF1, Class A3,
STEP,
4.49%, 12/25/36 ........... 1,491,731
279,406 Irwin Home Equity Loan Trust, Series
2006-3, Class 2A3, STEP,
6.53%, 09/25/37(b) ......... 279,939
104,663 JP Morgan Mortgage Acquisition
Trust, Series 2006-WF1,
Class A4, STEP,
6.63%, 07/25/36 ........... 29,220
208,058 JP Morgan Mortgage Acquisition
Trust, Series 2006-WMC2,
Class A3,
(1 mo. Term SOFR + 0.294%),
5.64%, 07/25/36(c) ......... 88,150
1,036,750 Lehman ABS Manufactured Housing
Contract Trust, Series 2001-B,
Class M1,
6.63%, 04/15/40(c) ......... 1,042,822
215,710 Lehman ABS Mortgage Loan Trust,
Series 2007-1, Class 2A1,
(1 mo. Term SOFR + 0.204%),
5.55%, 06/25/37(b)(c) ....... 142,231
1,385,678 Lehman XS Trust, Series 2007-20N,
Class A1,
(1 mo. Term SOFR + 2.414%),
7.76%, 12/25/37(c) ......... 1,314,884
4,202,225 Long Beach Mortgage Loan Trust,
Series 2006-2, Class 1A,
(1 mo. Term SOFR + 0.474%),
5.82%, 03/25/46(c) ......... 3,317,912
4,810,877 Long Beach Mortgage Loan Trust,
Series 2006-9, Class 2A3,
(1 mo. Term SOFR + 0.434%),
5.78%, 10/25/36(c) ......... 1,524,968
1,135,707 Mastr Asset Backed Securities Trust,
Series 2007-NCW, Class A1,
(1 mo. Term SOFR + 0.414%),
5.76%, 05/25/37(b)(c) ....... 995,186
3,693,826 MASTR Second Lien Trust, Series
2006-1, Class A,
(1 mo. Term SOFR + 0.434%),
5.78%, 03/25/36(c) ......... 240,799

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 1,898,830 MERIT Securities Corp., Series 13,
Class M2, STEP,
7.88%, 12/28/33 ........... $ 1,746,467
6,959,104 Merrill Lynch Mortgage Investors
Trust, Series 2006-RM5,
Class A2D,
(1 mo. Term SOFR + 0.614%),
5.96%, 10/25/37(c) ......... 1,107,875
912,544 Morgan Stanley ABS Capital I,
Inc. Trust, Series 2006-HE4,
Class A4,
(1 mo. Term SOFR + 0.594%),
5.94%, 06/25/36(c) ......... 467,960
5,716,781 Morgan Stanley ABS Capital I,
Inc. Trust, Series 2007-NC1,
Class A1,
(1 mo. Term SOFR + 0.244%),
5.59%, 11/25/36(c) ......... 2,464,048
1,347,828 Morgan Stanley ABS Capital I,
Inc. Trust, Series 2007-SEA1,
Class 2A1,
(1 mo. Term SOFR + 3.914%),
9.26%, 02/25/47(b)(c) ....... 1,244,974
3,571,725 Morgan Stanley Capital I, Inc. Trust,
Series 2006-NC2, Class M1,
(1 mo. Term SOFR + 0.654%),
6.00%, 02/25/36(c) ......... 3,308,862
3,976,033 Morgan Stanley Mortgage Loan Trust,
Series 2006-12XS, Class A4,
STEP,
6.51%, 10/25/36 ........... 931,635
233,265 Morgan Stanley Mortgage Loan Trust,
Series 2006-4SL, Class A1,
(1 mo. Term SOFR + 0.414%),
5.76%, 03/25/36(c) ......... 232,502
5,725,754 New Century Home Equity Loan
Trust, Series 2005-C, Class M2,
(1 mo. Term SOFR + 0.789%),
6.14%, 12/25/35(c) ......... 4,682,380
6,500,000 New Residential Mortgage Loan Trust,
Series 2022-SFR1, Class F,
4.44%, 02/17/39(b) ......... 5,832,721
5,000,000 New Residential Mortgage Loan Trust,
Series 2022-SFR2, Class E1,
4.00%, 09/04/39(b) ......... 4,550,085
5,000,000 New Residential Mortgage Loan Trust,
Series 2022-SFR2, Class F,
4.00%, 09/04/39(b) ......... 4,373,511
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 408,735 Nomura Asset Acceptance Corp.
Alternative Loan Trust, Series
2006-S5, Class A1,
(1 mo. Term SOFR + 0.514%),
5.86%, 10/25/36(b)(c) ....... $ 488,483
4,000,000 NYMT Trust, Series 2024-RR1,
Class A, STEP,
7.38%, 05/25/64(b) ......... 3,984,266
855,450 Oakwood Mortgage Investors, Inc.,
Series 1999-C, Class A2,
7.48%, 08/15/27 ........... 671,122
9,752,270 Oakwood Mortgage Investors, Inc.,
Series 2000-D, Class A4,
7.40%, 07/15/30(c) ......... 1,732,319
8,572,117 Oakwood Mortgage Investors, Inc.,
Series 2001-C, Class A2,
5.92%, 06/15/31(c) ......... 679,419
5,947,218 Oakwood Mortgage Investors, Inc.,
Series 2001-C, Class A3,
6.61%, 06/15/31(c) ......... 526,185
6,795,981 Oakwood Mortgage Investors, Inc.,
Series 2001-C, Class A4,
7.41%, 06/15/31(c) ......... 673,598
492,997 Oakwood Mortgage Investors, Inc.,
Series 2001-D, Class A3,
5.90%, 09/15/22(c) ......... 217,117
5,000,000 Pagaya AI Technology in Housing
Trust, Series 2022-1, Class D,
4.25%, 08/25/25(b) ......... 4,839,946
3,000,000 Pagaya AI Technology in Housing
Trust, Series 2023-1, Class F,
3.60%, 10/25/40(b) ......... 2,330,209
2,955,985 Popular ABS Mortgage Pass-Through
Trust, Series 2005-3, Class M2,
STEP,
3.47%, 07/25/35 ........... 2,394,227
1,159,217 PRET LLC, Series 2021-NPL6,
Class A1, STEP,
2.49%, 07/25/51(b) ......... 1,153,748
2,000,000 PRET LLC, Series 2021-NPL6,
Class A2, STEP,
5.07%, 07/25/51(b) ......... 1,932,679
5,044,001 PRET LLC, Series 2021-RN4,
Class A1,
2.49%, 10/25/51(b)(c) ....... 5,078,492
3,147,606 PRET LLC, Series 2023-RN2,
Class A1, STEP,
8.11%, 11/25/53(b) ......... 3,165,923

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 2,632,872 PRET LLC, Series 2024-NPL1,
Class A1, STEP,
7.14%, 01/25/54(b) ......... $ 2,635,240
3,612,796 PRET LLC, Series 2024-NPL2,
Class A1, STEP,
7.02%, 02/25/54(b) ......... 3,620,540
5,000,000 PRET LLC, Series 2024-NPL4,
Class A1, STEP,
7.00%, 07/25/54(b) ......... 4,999,998
4,988,028 PRET LLC, Series 2024-RN2,
Class A1, STEP,
7.12%, 04/25/54(b) ......... 5,028,177
2,892,597 Progress Residential Trust, Series 2021-
SFR10, Class F,
4.61%, 12/17/40(b) ......... 2,639,546
2,500,000 Progress Residential Trust, Series 2021-
SFR11, Class F,
4.42%, 01/17/39(b) ......... 2,260,434
3,500,000 Progress Residential Trust, Series 2021-
SFR8, Class F,
3.18%, 10/17/38(b) ......... 3,193,852
2,400,000 Progress Residential Trust, Series 2021-
SFR9, Class F,
4.05%, 11/17/40(b) ......... 2,157,184
4,000,000 Progress Residential Trust, Series 2022-
SFR1, Class F,
4.88%, 02/17/41(b) ......... 3,589,792
4,000,000 Progress Residential Trust, Series 2022-
SFR1, Class G,
5.52%, 02/17/41(b) ......... 3,520,476
1,548,000 Progress Residential Trust, Series 2022-
SFR3, Class E2,
5.60%, 04/17/39(b) ......... 1,493,458
4,751,000 Progress Residential Trust, Series 2022-
SFR4, Class E1,
6.12%, 05/17/41(b) ......... 4,789,040
5,000,000 Progress Residential Trust, Series 2022-
SFR5, Class E1,
6.62%, 06/17/39(b) ......... 5,038,328
6,000,000 Progress Residential Trust, Series 2022-
SFR6, Class D,
6.04%, 07/20/39(b) ......... 6,004,942
5,000,000 Progress Residential Trust, Series 2022-
SFR7, Class E1,
6.75%, 10/27/39(b) ......... 5,027,414
925,000 Progress Residential Trust, Series 2023-
SFR1, Class E1,
6.15%, 03/17/40(b) ......... 918,201
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 3,575,819 PRPM LLC, Series 2022-1, Class A1,
STEP,
3.72%, 02/25/27(b) ......... $ 3,525,024
4,558,460 PRPM LLC, Series 2023-1, Class A1,
6.88%, 02/25/28(b)(c) ....... 4,592,515
1,110,925 RAAC Trust, Series 2006-SP3,
Class M3,
(1 mo. Term SOFR + 1.464%),
6.81%, 08/25/36(c) ......... 1,047,178
2,450,556 RCO VI Mortgage LLC, Series 2022-
1, Class A1, STEP,
3.00%, 01/25/27(b) ......... 2,400,320
1,866,791 RCO VII Mortgage LLC, Series 2024-
1, Class A1, STEP,
7.02%, 01/25/29(b) ......... 1,871,876
3,825,000 Residential Asset Securities Corp.
Trust, Series 2005-KS10,
Class M4,
(1 mo. Term SOFR + 0.984%),
6.33%, 11/25/35(c) ......... 3,204,201
1,640,993 Residential Asset Securities Corp.
Trust, Series 2006-KS4,
Class M2,
(1 mo. Term SOFR + 0.404%),
5.90%, 06/25/36(c) ......... 1,600,309
3,500,000 RMF Buyout Issuance Trust, Series
2021-HB1, Class M4,
4.70%, 11/25/31(b)(c) ....... 3,205,202
3,225,765 RMF Buyout Issuance Trust, Series
2021-HB1, Class M6,
6.00%, 11/25/31(b)(c) ....... 2,710,264
4,203,705 Saxon Asset Securities Trust, Series
2006-2, Class M3,
(1 mo. Term SOFR + 0.594%),
5.94%, 09/25/36(c) ......... 3,045,556
8,511,761 Saxon Asset Securities Trust, Series
2007-1, Class M1,
(1 mo. Term SOFR + 0.404%),
5.75%, 01/25/47(c) ......... 7,985,986
5,728,121 Securitized Asset Backed Receivables
LLC Trust, Series 2007-BR1,
Class A2B,
(1 mo. Term SOFR + 0.654%),
6.00%, 02/25/37(c) ......... 2,455,194
11,845,028 Soundview Home Loan Trust, Series
2006-OPT5, Class M1,
(1 mo. Term SOFR + 0.489%),
5.84%, 07/25/36(c) ......... 9,617,807

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 4,435,101 Structured Asset Investment Loan
Trust, Series 2005-9, Class M2,
(1 mo. Term SOFR + 0.789%),
6.14%, 11/25/35(c) ......... $ 3,906,721
4,390,861 Structured Asset Investment Loan
Trust, Series 2005-HE1,
Class M3,
(1 mo. Term SOFR + 0.864%),
6.21%, 07/25/35(c) ......... 2,881,090
2,461,355 Structured Asset Securities Corp.
Mortgage Loan Trust, Series
2007-WF1, Class M1,
(1 mo. Term SOFR + 0.774%),
6.12%, 02/25/37(c) ......... 4,618,611
1,520,000 Tricon American Homes Trust, Series
2020-SFR1, Class F,
4.88%, 07/17/38(b) ......... 1,476,925
1,500,000 Tricon Residential Trust, Series 2021-
SFR1, Class F,
3.69%, 07/17/38(b) ......... 1,393,636
968,000 Tricon Residential Trust, Series 2021-
SFR1, Class G,
4.13%, 07/17/38(b) ......... 891,997
1,600,000 Tricon Residential Trust, Series 2022-
SFR1, Class E2,
5.74%, 04/17/39(b) ......... 1,554,686
4,000,000 Tricon Residential Trust, Series 2022-
SFR2, Class E,
7.51%, 07/17/40(b) ......... 4,096,724
3,679,662 VOLT CVI LLC, Series 2021-NP12,
Class A1, STEP,
2.73%, 12/26/51(b) ......... 3,666,670
3,991,661 Washington Mutual Asset-Backed
Certificates Trust, Series 2007-
HE1, Class 2A3,
(1 mo. Term SOFR + 0.414%),
5.76%, 01/25/37(c) ......... 1,844,120
1,569,666 Washington Mutual Asset-Backed
Certificates Trust, Series 2007-
HE1, Class 2A4,
(1 mo. Term SOFR + 0.574%),
5.92%, 01/25/37(c) ......... 725,784
5,087,458 Washington Mutual Asset-Backed
Certificates Trust, Series 2007-
HE2, Class 2A3,
(1 mo. Term SOFR + 0.364%),
5.71%, 04/25/37(c) ......... 1,904,739
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 7,940,325 Yale Mortgage Loan Trust, Series 2007-
1, Class A,
(1 mo. Term SOFR + 0.514%),
5.86%, 06/25/37(b)(c) ....... $ 2,504,933
409,110,405
Total Asset-Backed Securities
(Cost $514,158,690)
431,393,192
NON-AGENCY MORTGAGE-BACKED
SECURITIES — 22.3%
COLLATERALIZED MORTGAGE OBLIGATIONS — 19.8%
263,386 Adjustable Rate Mortgage Trust, Series
2005-3, Class 2A1,
4.86%, 07/25/35(c) ......... 241,558
1,407,602 Adjustable Rate Mortgage Trust, Series
2007-1, Class 4A1,
5.70%, 03/25/37(c) ......... 889,956
17,642 Ajax Mortgage Loan Trust, Series
2017-D, Class B,
2.24%, 12/25/57(b)(c) ....... 6,025
7,507 Ajax Mortgage Loan Trust, Series
2021, Class F,
0.01%, 06/27/61(g) ......... 7,282
1,230,360 Ajax Mortgage Loan Trust, Series
2021-C, Class B, STEP,
3.72%, 01/25/61(b) ......... 1,194,174
3,043,569 Ajax Mortgage Loan Trust, Series
2021-C, Class C,
1.36%, 01/25/61(b)(f) ....... 3,231,618
7,156,673 Ajax Mortgage Loan Trust, Series
2021-D, Class A, STEP,
2.00%, 03/25/60(b) ......... 7,038,009
2,042,300 Ajax Mortgage Loan Trust, Series
2021-D, Class B,
4.00%, 03/25/60(b)(c) ....... 1,962,493
2,977,420 Ajax Mortgage Loan Trust, Series
2021-D, Class C,
0.00%, 03/25/60(b)(c) ....... 3,056,221
3,041,340 Ajax Mortgage Loan Trust, Series
2021-E, Class B2,
3.67%, 12/25/60(b)(c) ....... 1,751,924
4,000,000 Ajax Mortgage Loan Trust, Series
2021-E, Class M1,
2.94%, 12/25/60(b)(c) ....... 2,830,528
4,571,690 Ajax Mortgage Loan Trust, Series
2021-F, Class A, STEP,
1.88%, 06/25/61(b) ......... 4,507,847

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 1,080,800 Ajax Mortgage Loan Trust, Series
2021-F, Class B, STEP,
3.75%, 06/25/61(b) ......... $ 1,058,422
1,644,670 Ajax Mortgage Loan Trust, Series
2021-F, Class C,
0.55%, 06/25/61(b)(f) ....... 1,327,242
8,004,297 Ajax Mortgage Loan Trust, Series
2022-A, Class A1, STEP,
3.50%, 10/25/61(b) ......... 7,630,522
532,000 Ajax Mortgage Loan Trust, Series
2022-A, Class A2,
3.00%, 10/25/61(b)(c) ....... 465,581
283,800 Ajax Mortgage Loan Trust, Series
2022-A, Class A3,
3.00%, 10/25/61(b)(c) ....... 243,090
2,128,000 Ajax Mortgage Loan Trust, Series
2022-A, Class B,
3.00%, 10/25/61(b) ......... 1,609,474
1,044,124 Ajax Mortgage Loan Trust, Series
2022-A, Class C,
3.00%, 10/25/61(b) ......... 950,477
310,300 Ajax Mortgage Loan Trust, Series
2022-A, Class M1,
3.00%, 10/25/61(b) ......... 259,046
1,392,000 Ajax Mortgage Loan Trust, Series
2022-A, Class M2,
3.00%, 10/25/61(b) ......... 1,052,814
88,700 Ajax Mortgage Loan Trust, Series
2022-A, Class M3,
3.00%, 10/25/61(b) ......... 70,589
8,846,534 Ajax Mortgage Loan Trust, Series
2022-B, Class A1, STEP,
3.50%, 03/27/62(b) ......... 8,365,225
403,400 Ajax Mortgage Loan Trust, Series
2022-B, Class A2,
3.00%, 03/27/62(b)(c) ....... 333,927
345,800 Ajax Mortgage Loan Trust, Series
2022-B, Class A3,
3.00%, 03/27/62(b)(c) ....... 283,871
1,921,100 Ajax Mortgage Loan Trust, Series
2022-B, Class B,
3.00%, 03/27/62(b) ......... 1,340,593
1,587,326 Ajax Mortgage Loan Trust, Series
2022-B, Class C,
3.00%, 03/27/62(b) ......... 1,220,556
259,300 Ajax Mortgage Loan Trust, Series
2022-B, Class M1,
3.00%, 03/27/62(b) ......... 211,249
1,287,100 Ajax Mortgage Loan Trust, Series
2022-B, Class M2,
3.00%, 03/27/62(b) ......... 1,013,784
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 9,892,084 Ajax Mortgage Loan Trust, Series
2023-A, Class A1, STEP,
3.50%, 07/25/62(b) ......... $ 9,237,858
481,800 Ajax Mortgage Loan Trust, Series
2023-A, Class A2,
3.00%, 07/25/62(b)(c) ....... 412,488
273,000 Ajax Mortgage Loan Trust, Series
2023-A, Class A3,
2.50%, 07/25/62(b)(c) ....... 222,739
1,605,800 Ajax Mortgage Loan Trust, Series
2023-A, Class B,
2.50%, 07/25/62(b)(c) ....... 1,128,947
1,039,917 Ajax Mortgage Loan Trust, Series
2023-A, Class C,
2.50%, 07/25/62(b)(c) ....... 946,316
827,000 Ajax Mortgage Loan Trust, Series
2023-A, Class M1,
2.50%, 07/25/62(b)(c) ....... 651,476
12,439,603 Ajax Mortgage Loan Trust, Series
2023-C, Class A1, STEP,
3.50%, 05/25/63(b) ......... 11,642,366
782,700 Ajax Mortgage Loan Trust, Series
2023-C, Class A2,
3.00%, 05/25/63(b)(c) ....... 669,462
417,400 Ajax Mortgage Loan Trust, Series
2023-C, Class A3,
2.50%, 05/25/63(b)(c) ....... 339,176
3,426,121 Ajax Mortgage Loan Trust, Series
2023-C, Class C,
2.50%, 05/25/63(b)(c) ....... 2,420,697
365,300 Ajax Mortgage Loan Trust, Series
2023-C, Class M1,
2.50%, 05/25/63(b)(c) ....... 285,228
2,264,500 Ajax Mortgage Loan Trust, Series
2023-C, Class M2,
2.50%, 05/25/63(b)(c) ....... 1,574,969
1,133,099 American Home Mortgage Assets
Trust, Series 2006-2, Class 1A1,
(12 mo. Federal Reserve
Cumulative Average USD +
0.960%),
6.13%, 09/25/46(c) ......... 970,044
769,011 American Home Mortgage Assets
Trust, Series 2007-3, Class 22A1,
STEP,
6.75%, 06/25/37 ........... 665,672
3,253,497 American Home Mortgage
Investment Trust, Series 2007-1,
Class GA1C,
(1 mo. Term SOFR + 0.304%),
5.65%, 05/25/47(c) ......... 1,886,476

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 3,324,000 Angel Oak Mortgage Trust, Series
2020-R1, Class B2,
4.61%, 04/25/53(b)(c) ....... $ 2,874,874
1,000,000 Angel Oak Mortgage Trust I LLC,
Series 2019-2, Class B1,
5.02%, 03/25/49(b)(c) ....... 987,606
13,968,104 APS Resecuritization Trust, Series
2016-1, Class 1MZ,
3.00%, 07/31/57(b)(c) ....... 5,409,883
3,572,203 Banc of America Alternative Loan
Trust, Series 2006-7, Class A4,
STEP,
6.50%, 10/25/36 ........... 1,063,239
1,009,462 Banc of America Alternative Loan
Trust, Series 2006-9, Class A2,
(1 mo. Term SOFR + 0.514%),
5.86%, 01/25/37(c) ......... 752,758
68,274 Banc of America Funding Corp. Trust,
Series 2005-F, Class 6A1,
4.33%, 09/20/35(c) ......... 58,858
264,436 Banc of America Funding Corp. Trust,
Series 2006-A, Class 3A2,
4.93%, 02/20/36(c) ......... 231,122
231,412 Banc of America Funding Corp. Trust,
Series 2006-E, Class 2A1,
6.27%, 06/20/36(c) ......... 205,657
1,019,763 Banc of America Funding Corp. Trust,
Series 2007-1, Class TA5, STEP,
6.59%, 01/25/37 ........... 929,647
2,768,108 Banc of America Funding Corp. Trust,
Series 2015-R3, Class 1A2,
4.17%, 03/27/36(b)(c) ....... 2,233,620
250,511 Banc of America Mortgage Trust,
Series 2005-I, Class 2A5,
4.64%, 10/25/35(c) ......... 231,510
18,484,660 Barclays Mortgage Loan Trust, Series
2023-NQM3, Class A1, STEP,
6.90%, 10/25/63(b) ......... 18,787,520
2,938,888 Barclays Mortgage Loan Trust, Series
2023-NQM3, Class A2, STEP,
7.36%, 10/25/63(b) ......... 2,984,130
1,774,553 Barclays Mortgage Loan Trust, Series
2023-NQM3, Class A3, STEP,
7.69%, 10/25/63(b) ......... 1,799,464
963,000 Barclays Mortgage Loan Trust, Series
2023-NQM3, Class B1,
8.04%, 10/25/63(b)(c) ....... 972,008
810,100 Barclays Mortgage Loan Trust, Series
2023-NQM3, Class B2,
8.04%, 10/25/63(b)(c) ....... 794,891
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 2,216,500 Barclays Mortgage Loan Trust, Series
2023-NQM3, Class B3,
8.04%, 10/25/63(b)(c) ....... $ 2,008,741
1,605,000 Barclays Mortgage Loan Trust, Series
2023-NQM3, Class M1,
8.04%, 10/25/63(b)(c) ....... 1,688,381
335 Barclays Mortgage Loan Trust, Series
2023-NQM3, Class SA,
0.04%, 10/25/63(b)(c) ....... 330
28,792,702 Barclays Mortgage Loan Trust, Series
2023-NQM3, Class XS,
0.82%, 10/25/63(b)(c) ....... 580,136
3,020,015 Barclays Mortgage Loan Trust, Series
2024-NQM1, Class A1, STEP,
5.90%, 01/25/64(b) ......... 3,020,462
2,057,304 Barclays Mortgage Loan Trust, Series
2024-NQM1, Class A2, STEP,
6.11%, 01/25/64(b) ......... 2,054,743
1,571,261 Barclays Mortgage Loan Trust, Series
2024-NQM1, Class A3, STEP,
6.31%, 01/25/64(b) ......... 1,571,599
724,200 Barclays Mortgage Loan Trust, Series
2024-NQM1, Class B1,
8.09%, 01/25/64(b)(c) ....... 728,253
663,800 Barclays Mortgage Loan Trust, Series
2024-NQM1, Class B2,
8.70%, 01/25/64(b)(c) ....... 665,570
1,424,300 Barclays Mortgage Loan Trust, Series
2024-NQM1, Class B3,
8.70%, 01/25/64(b)(c) ....... 1,275,154
1,243,200 Barclays Mortgage Loan Trust, Series
2024-NQM1, Class M1,
6.80%, 01/25/64(b)(c) ....... 1,252,346
3,100 Barclays Mortgage Loan Trust, Series
2024-NQM1, Class SA,
0.12%, 01/25/64(b)(c) ....... 2,951
22,866,451 Barclays Mortgage Loan Trust, Series
2024-NQM1, Class XS,
2.45%, 01/25/64(b)(c) ....... 1,075,222
15,223,738 Barclays Mortgage Loan Trust, Series
2024-NQM3, Class A1, STEP,
6.04%, 06/25/64(b) ......... 15,328,232
1,200,295 Barclays Mortgage Loan Trust, Series
2024-NQM3, Class A2, STEP,
6.30%, 06/25/64(b) ......... 1,208,494
2,094,360 Barclays Mortgage Loan Trust, Series
2024-NQM3, Class A3, STEP,
6.50%, 06/25/64(b) ......... 2,108,583
1,028,100 Barclays Mortgage Loan Trust, Series
2024-NQM3, Class B1,
7.50%, 06/25/64(b)(c) ....... 1,038,717

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 941,400 Barclays Mortgage Loan Trust, Series
2024-NQM3, Class B2,
8.13%, 06/25/64(b)(c) ....... $ 926,268
2,576,400 Barclays Mortgage Loan Trust, Series
2024-NQM3, Class B3,
8.13%, 06/25/64(b)(c) ....... 2,132,979
1,498,700 Barclays Mortgage Loan Trust, Series
2024-NQM3, Class M1,
6.41%, 06/25/64(b)(c) ....... 1,514,631
4,278 Barclays Mortgage Loan Trust, Series
2024-NQM3, Class SA,
0.07%, 06/25/64(b)(c) ....... 4,154
24,562,993 Barclays Mortgage Loan Trust, Series
2024-NQM3, Class XS,
1.66%, 06/25/64(b)(c) ....... 1,136,996
2,604 Barclays Mortgage Trust, Series 2021,
Class NPL1,
0.01%, 11/27/51(g) ......... 2,526
2,633 Barclays Mortgage Trust, Series 2021,
Class RPL1,
0.01%, 02/25/28(g) ......... 2,554
6,077,710 Barclays Mortgage Trust, Series 2022-
RPL1, Class A, STEP,
4.25%, 02/25/28(b) ......... 5,897,587
1,187,900 Barclays Mortgage Trust, Series 2022-
RPL1, Class B, STEP,
4.25%, 02/25/28(b) ......... 1,120,013
2,018,116 Barclays Mortgage Trust, Series 2022-
RPL1, Class C,
13.80%, 02/25/28(b)(f) ...... 388,833
35,635 Barclays Mortgage Trust, Series 2022-
RPL1, Class SA,
7.95%, 02/25/28(b)(f) ....... 23,701
1,776,316 BCAP LLC Trust, Series 2012-RR3,
Class 1A5,
5.38%, 12/26/37(b)(c) ....... 1,297,725
481,227 Bear Stearns Adjustable Rate
Mortgage Trust, Series 2005-12,
Class 23A1,
4.80%, 02/25/36(c) ......... 419,080
41,027 Bear Stearns Adjustable Rate Mortgage
Trust, Series 2005-6, Class 5A1,
6.00%, 08/25/35(c) ......... 36,737
195,799 Bear Stearns Adjustable Rate Mortgage
Trust, Series 2007-3, Class 1A1,
4.36%, 05/25/47(c) ......... 173,281
791,391 Bear Stearns ALT-A Trust, Series 2006-
2, Class 11A1,
(1 mo. Term SOFR + 0.554%),
5.90%, 04/25/36(c) ......... 698,299
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 2,227,041 Bear Stearns ALT-A Trust, Series 2006-
6, Class 1A1,
(1 mo. Term SOFR + 0.434%),
5.78%, 11/25/36(c) ......... $ 1,872,617
2,945,505 Bear Stearns Asset Backed Securities
I Trust, Series 2006-AC2,
Class 22A1,
(1 mo. Term SOFR + 0.464%),
5.81%, 03/25/36(c) ......... 391,981
2,945,505 Bear Stearns Asset Backed Securities
I Trust, Series 2006-AC2,
Class 22A3,
(1 mo. Term SOFR + 0.464%),
5.81%, 03/25/36(c) ......... 391,981
526,199 Bear Stearns Mortgage Funding Trust,
Series 2006-SL1, Class A1,
(1 mo. Term SOFR + 0.394%),
5.74%, 08/25/36(c) ......... 517,173
2,501,000 BRAVO Residential Funding Trust,
Series 2021-NQM2, Class M1,
2.29%, 03/25/60(b)(c) ....... 2,267,912
786,795 CFMT LLC, Series 2024-HB14,
Class M2,
3.00%, 06/25/34(b)(c) ....... 703,836
1,530,387 CFMT LLC, Series 2024-HB14,
Class M3,
3.00%, 06/25/34(b)(c) ....... 1,292,834
2,203,651 Chase Mortgage Finance Corp., Series
2016-SH1, Class M4,
3.71%, 04/25/45(b)(c) ....... 1,952,477
5,324,724 Chase Mortgage Finance Trust, Series
2007-S2, Class 1A9,
6.00%, 03/25/37 ........... 2,932,780
3,544,440 Chase Mortgage Finance Trust, Series
2007-S6, Class 1A1,
6.00%, 12/25/37 ........... 1,483,998
11,068,683 ChaseFlex Trust, Series 2007-1,
Class 2A7,
6.00%, 02/25/37(e) ......... 4,082,982
1,123,795 CHNGE Mortgage Trust, Series 2022-
1, Class A1,
3.01%, 01/25/67(b)(c) ....... 1,050,830
1,677,924 Citicorp Mortgage Securities Trust,
Series 2007-9, Class 1A1,
6.25%, 12/25/37 ........... 1,520,097
1,979,431 Citicorp Mortgage Securities Trust,
Series 2008-2, Class 1A1,
6.50%, 06/25/38 ........... 1,576,050

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 10,190 Citigroup Mortgage Loan Trust, Series
2006-AR1, Class 1A2,
(1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity +
2.400%),
7.20%, 10/25/35(c) ......... $ 3,861
48,150 Citigroup Mortgage Loan Trust, Series
2006-AR3, Class 1A2A,
4.81%, 06/25/36(c) ......... 45,349
2,703,653 Citigroup Mortgage Loan Trust, Series
2007-9, Class 1A1,
5.75%, 04/25/47(b) ......... 1,305,306
3,504,442 Citigroup Mortgage Loan Trust, Series
2022-A, Class A1, STEP,
6.17%, 09/25/62(b) ......... 3,513,984
90,899 Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2, Class 1A1,
5.75%, 05/25/35(c) ......... 85,143
4,650,000 COLT Mortgage Loan Trust, Series
2021-2, Class B1,
3.18%, 08/25/66(b)(c) ....... 3,346,134
2,354,000 COLT Mortgage Loan Trust, Series
2022-1, Class B1,
4.08%, 12/27/66(b)(c) ....... 2,007,077
1,564,520 COLT Mortgage Loan Trust, Series
2022-7, Class A3,
6.25%, 04/25/67(b)(c) ....... 1,565,455
285,085 Countrywide Alternative Loan Trust,
Series 2004-36CB, Class 1A1,
6.00%, 02/25/35 ........... 206,673
509,666 Countrywide Alternative Loan Trust,
Series 2005-31, Class 2A1,
(1 mo. Term SOFR + 0.714%),
6.06%, 08/25/35(c) ......... 469,733
4,480,799 Countrywide Alternative Loan Trust,
Series 2005-42CB, Class A1,
(1 mo. Term SOFR + 0.794%),
5.50%, 10/25/35(c) ......... 2,624,026
3,584,287 Countrywide Alternative Loan Trust,
Series 2005-53T2, Class 2A6,
(1 mo. Term SOFR + 0.614%),
5.96%, 11/25/35(c) ......... 1,920,382
4,977,637 Countrywide Alternative Loan Trust,
Series 2005-53T2, Class 2A7,
(1 mo. Term SOFR + 5.386%),
0.04%, 11/25/35(c)(e) ....... 398,154
70,939 Countrywide Alternative Loan Trust,
Series 2005-63, Class 5A1,
4.62%, 12/25/35(c) ......... 66,795
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 49,187 Countrywide Alternative Loan Trust,
Series 2005-69, Class A1,
(12 mo. Federal Reserve
Cumulative Average USD +
1.000%),
6.17%, 12/25/35(c) ......... $ 42,362
1,741,921 Countrywide Alternative Loan Trust,
Series 2005-79CB, Class A1,
(1 mo. Term SOFR + 0.664%),
5.50%, 01/25/36(c) ......... 859,718
704,960 Countrywide Alternative Loan Trust,
Series 2005-9CB, Class 1A3,
(1 mo. Term SOFR + 0.564%),
5.50%, 05/25/35(c) ......... 608,106
523,850 Countrywide Alternative Loan Trust,
Series 2005-J14, Class A3,
5.50%, 12/25/35 ........... 327,063
2,414,095 Countrywide Alternative Loan Trust,
Series 2006-12CB, Class A10,
(1 mo. Term SOFR + 0.464%),
5.81%, 05/25/36(c) ......... 957,663
1,550,618 Countrywide Alternative Loan Trust,
Series 2006-15CB, Class A1,
6.50%, 06/25/36 ........... 724,384
2,826,395 Countrywide Alternative Loan Trust,
Series 2006-20CB, Class A9,
6.00%, 07/25/36 ........... 1,177,285
923,902 Countrywide Alternative Loan Trust,
Series 2006-24CB, Class A13,
(1 mo. Term SOFR + 0.464%),
5.81%, 08/25/36(c) ......... 411,589
923,902 Countrywide Alternative Loan Trust,
Series 2006-24CB, Class A14,
(1 mo. Term SOFR + 7.036%),
1.69%, 08/25/36(c) ......... 150,425
952,413 Countrywide Alternative Loan Trust,
Series 2006-24CB, Class A15,
5.75%, 08/25/36 ........... 509,189
6,897,354 Countrywide Alternative Loan Trust,
Series 2006-25CB, Class A1,
6.00%, 10/25/36 ........... 3,708,684
997,428 Countrywide Alternative Loan Trust,
Series 2006-2CB, Class A4,
(1 mo. Term SOFR + 0.514%),
5.86%, 03/25/36(c) ......... 344,651
1,772,999 Countrywide Alternative Loan Trust,
Series 2006-2CB, Class A5,
(1 mo. Term SOFR + 6.986%),
1.64%, 03/25/36(c) ......... 290,316

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 2,801,694 Countrywide Alternative Loan Trust,
Series 2006-2CB, Class A6,
5.50%, 03/25/36 ........... $ 1,139,855
1,043,028 Countrywide Alternative Loan Trust,
Series 2006-41CB, Class 1A10,
6.00%, 01/25/37 ........... 545,853
755,128 Countrywide Alternative Loan Trust,
Series 2006-41CB, Class 1A4,
5.75%, 01/25/37 ........... 380,160
1,020,964 Countrywide Alternative Loan Trust,
Series 2006-45T1, Class 2A2,
6.00%, 02/25/37 ........... 568,708
2,334,516 Countrywide Alternative Loan Trust,
Series 2006-45T1, Class 2A5,
6.00%, 02/25/37 ........... 1,300,396
4,450,129 Countrywide Alternative Loan Trust,
Series 2006-45T1, Class 2A7,
(1 mo. Term SOFR + 0.454%),
5.80%, 02/25/37(c) ......... 1,784,962
2,225,065 Countrywide Alternative Loan Trust,
Series 2006-45T1, Class 2A8,
(1 mo. Term SOFR + 6.486%),
1.14%, 02/25/37(c) ......... 365,722
101,230 Countrywide Alternative Loan Trust,
Series 2006-6CB, Class 1A10,
5.50%, 05/25/36 ........... 83,054
287,200 Countrywide Alternative Loan Trust,
Series 2006-6CB, Class 1A2,
(1 mo. Term SOFR + 0.514%),
5.50%, 05/25/36(c) ......... 220,631
2,273,359 Countrywide Alternative Loan Trust,
Series 2006-7CB, Class 2A1,
6.50%, 05/25/36 ........... 1,002,676
1,485,645 Countrywide Alternative Loan Trust,
Series 2006-J7, Class 2A1,
(1 mo. LIBOR USD + 1.500%),
6.96%, 11/20/46(c) ......... 1,109,402
3,178,944 Countrywide Alternative Loan Trust,
Series 2006-OA14, Class 1A1,
(12 mo. Federal Reserve
Cumulative Average USD +
1.730%),
6.90%, 11/25/46(c) ......... 2,520,203
800,676 Countrywide Alternative Loan Trust,
Series 2006-OA14, Class 2A1,
(1 mo. Term SOFR + 0.494%),
5.84%, 11/25/46(c) ......... 730,105
2,277,800 Countrywide Alternative Loan Trust,
Series 2006-OA21, Class A1,
(1 mo. Term SOFR + 0.304%),
5.65%, 03/20/47(c) ......... 1,908,215
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 460,476 Countrywide Alternative Loan Trust,
Series 2006-OA3, Class 2A1,
(5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity +
0.534%),
5.88%, 05/25/36(c) ......... $ 411,373
1,624,642 Countrywide Alternative Loan Trust,
Series 2006-OC3, Class 1A1,
(1 mo. Term SOFR + 0.474%),
5.82%, 04/25/46(c) ......... 1,463,223
1,717,339 Countrywide Alternative Loan Trust,
Series 2007-12T1, Class A22,
5.75%, 06/25/37 ........... 768,844
1,729,780 Countrywide Alternative Loan Trust,
Series 2007-12T1, Class A5,
6.00%, 06/25/37 ........... 805,797
881,223 Countrywide Alternative Loan Trust,
Series 2007-19, Class 1A34,
6.00%, 08/25/37 ........... 427,112
4,031,252 Countrywide Alternative Loan Trust,
Series 2007-22, Class 2A16,
6.50%, 09/25/37 ........... 1,529,196
3,444,997 Countrywide Alternative Loan Trust,
Series 2007-25, Class 1A3,
6.50%, 11/25/37 ........... 1,608,867
778,090 Countrywide Alternative Loan Trust,
Series 2007-9T1, Class 1A8,
6.00%, 05/25/37 ........... 380,208
130,403 Countrywide Alternative Loan Trust,
Series 2007-J1, Class 3A4, STEP,
4.13%, 11/25/36 ........... 210,040
4,653,194 Countrywide Alternative Loan Trust,
Series 2007-OA2, Class 1A1,
(12 mo. Federal Reserve
Cumulative Average USD +
0.840%),
6.01%, 03/25/47(c) ......... 3,875,963
129,633 Countrywide Alternative Loan Trust,
Series 2007-OA3, Class 1A2,
(1 mo. Term SOFR + 0.474%),
5.82%, 04/25/47(c) ......... 39,239
823,620 Countrywide Alternative Loan Trust,
Series 2007-OH2, Class A2A,
(1 mo. Term SOFR + 0.594%),
5.94%, 08/25/47(c) ......... 708,686
883,082 Countrywide Alternative
Resecuritization Loan Trust,
Series 2006-22R, Class 2A1,
6.25%, 05/25/36 ........... 477,358

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 1,360,921 Countrywide Alternative
Resecuritization Loan Trust,
Series 2008-1R, Class 2A3,
6.00%, 08/25/37 ........... $ 651,484
811,548 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2005-
31, Class 2A3,
4.12%, 01/25/36(c) ......... 695,383
4,105,779 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2005-
J2, Class 3A9,
(1 mo. Term SOFR + 1.514%),
6.00%, 08/25/35(c) ......... 2,700,932
123,302 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2005-
J3, Class 2A4,
4.50%, 09/25/35 ........... 107,886
9,718,097 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2006-
OA4, Class A1,
(12 mo. Federal Reserve
Cumulative Average USD +
0.960%),
6.13%, 04/25/46(c) ......... 2,936,458
1,673,423 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2006-
OA5, Class 3A1,
(1 mo. Term SOFR + 0.514%),
5.86%, 04/25/46(c) ......... 1,559,139
1,313,235 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2007-
21, Class 1A1,
6.25%, 02/25/38 ........... 623,638
6,520,115 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2007-
4, Class 1A71,
6.00%, 05/25/37 ........... 3,304,933
2,295,449 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2007-
8, Class 1A12,
5.88%, 01/25/38 ........... 1,000,547
1,243,186 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2007-
HYB1, Class 3A1,
4.49%, 03/25/37(c) ......... 1,045,664
5,735,867 Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-12,
Class 2A1,
6.50%, 01/25/36 ........... 3,244,436
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 1,075,316 Credit Suisse Mortgage Capital
Certificates Trust, Series 2006-9,
Class 3A1,
6.00%, 11/25/36 ........... $ 928,600
2,416,819 Credit Suisse Mortgage Capital
Certificates Trust, Series 2007-3,
Class 1A1A,
5.84%, 04/25/37(c) ......... 591,247
7,024,133 Credit Suisse Mortgage Capital
Certificates Trust, Series 2009-
12R, Class 3A1,
6.50%, 10/27/37(b) ......... 2,795,889
2,215,008 Credit Suisse Mortgage Capital
Certificates Trust, Series 2014-2R,
Class 17A3,
6.33%, 04/27/37(b)(c) ....... 2,029,310
4,753,819 Credit Suisse Mortgage Capital
Certificates Trust, Series 2015-4R,
Class 1A4,
(1 mo. Term SOFR + 0.264%),
3.13%, 10/27/36(b)(c) ....... 3,279,898
2,966,598 Credit Suisse Mortgage Capital
Certificates Trust, Series 2020-
RPL2, Class A12,
3.68%, 02/25/60(b)(c) ....... 3,010,201
2,400,000 Credit Suisse Mortgage Capital
Certificates Trust, Series 2020-
SPT1, Class B2,
3.39%, 04/25/65(b)(c) ....... 1,954,327
2,244,775 Credit Suisse Mortgage Capital
Certificates Trust, Series 2021-
JR1, Class A2,
3.50%, 09/27/66(b)(c) ....... 2,045,279
3,640,145 Credit Suisse Mortgage Capital
Certificates Trust, Series 2021-
JR1, Class B2,
0.43%, 09/27/66(b)(f) ....... 2,914,308
2,021,632 Credit Suisse Mortgage Capital
Certificates Trust, Series 2021-
JR1, Class PT2,
3.17%, 07/26/60(b)(c) ....... 864,268
3,289,850 Credit Suisse Mortgage Capital
Certificates Trust, Series 2021-
NQM2, Class B1,
3.44%, 02/25/66(b)(c) ....... 2,427,446
3,769,611 Credit Suisse Mortgage Capital
Certificates Trust, Series 2021-
RPL9, Class A1,
2.44%, 02/25/61(b)(c) ....... 3,822,894

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 6,035,465 CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10,
Class 10A1,
(1 mo. Term SOFR + 1.464%),
6.25%, 11/25/35(c) ......... $ 1,302,721
1,626,000 Deephaven Residential Mortgage
Trust, Series 2021-1, Class B1,
3.10%, 05/25/65(b)(c) ....... 1,466,240
3,314,000 Deephaven Residential Mortgage
Trust, Series 2022-1, Class B1,
4.28%, 01/25/67(b)(c) ....... 2,635,344
3,157,700 Deutsche Mortgage Securities, Inc.
Mortgage Loan Trust, Series
2006-PR1, Class CWA1,
6.00%, 06/25/35(b)(c) ....... 1,751,023
2,797,000 Ellington Financial Mortgage Trust,
Series 2021-1, Class B1,
3.14%, 02/25/66(b)(c) ....... 2,049,116
2,000,000 GCAT Trust, Series 2020-NQM2,
Class B1,
4.85%, 04/25/65(b)(c) ....... 1,857,561
3,437,000 GCAT Trust, Series 2021-NQM7,
Class B1,
4.50%, 08/25/66(b)(c) ....... 2,761,512
406,170 GMACM Mortgage Loan Trust, Series
2005-AR6, Class 2A1,
3.64%, 11/19/35(c) ......... 324,714
2,769,259 GSMPS Mortgage Loan Trust, Series
2004-4, Class 1AF,
(1 mo. Term SOFR + 0.514%),
5.86%, 06/25/34(b)(c) ....... 2,445,192
2,635,558 GSMPS Mortgage Loan Trust, Series
2005-RP1, Class 1AF,
(1 mo. Term SOFR + 0.464%),
5.81%, 01/25/35(b)(c) ....... 2,235,887
3,485,314 GSMPS Mortgage Loan Trust, Series
2005-RP3, Class 1AF,
(1 mo. Term SOFR + 0.464%),
5.81%, 09/25/35(b)(c) ....... 2,937,908
978,470 GSMPS Mortgage Loan Trust, Series
2006-RP1, Class 1AF1,
(1 mo. Term SOFR + 0.464%),
5.81%, 01/25/36(b)(c) ....... 779,824
3,931,835 GSMSC Resecuritization Trust, Series
2015-5R, Class 1D,
(1 mo. Term SOFR + 0.254%),
3.83%, 04/26/37(b)(c) ....... 2,278,952
166,639 GSR Mortgage Loan Trust, Series
2005-AR1, Class 2A1,
6.10%, 01/25/35(c) ......... 158,753
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 2,493,222 GSR Mortgage Loan Trust, Series
2006-7F, Class 4A2,
6.50%, 08/25/36 ........... $ 825,791
47,395 GSR Mortgage Loan Trust, Series
2006-AR1, Class 3A1,
4.61%, 01/25/36(c) ......... 48,596
468,757 GSR Mortgage Loan Trust, Series
2007-4F, Class 3A1,
6.00%, 07/25/37 ........... 305,936
8,100,478 GSR Mortgage Loan Trust, Series
2007-OA2, Class 2A1,
3.15%, 06/25/47(c) ......... 4,897,932
1,325,904 HarborView Mortgage Loan Trust,
Series 2007-4, Class 2A2,
(1 mo. Term SOFR + 0.614%),
5.71%, 07/19/47(c) ......... 1,191,334
142,771 HomeBanc Mortgage Trust, Series
2006-1, Class 2A1,
4.77%, 04/25/37(c) ......... 129,659
3,690,000 Homeward Opportunities Fund I
Trust, Series 2020-2, Class B1,
5.45%, 05/25/65(b)(c) ....... 3,663,913
2,571,835 Homeward Opportunities Fund Trust,
Series 2022-1, Class A2, STEP,
5.08%, 07/25/67(b) ......... 2,554,187
1,541,864 Impac Secured Assets Trust, Series
2006-2, Class 1A2B,
(1 mo. Term SOFR + 0.454%),
5.80%, 08/25/36(c) ......... 1,566,064
740,033 IndyMac IMSC Mortgage Loan Trust,
Series 2007-F2, Class 1A4,
6.00%, 07/25/37 ........... 521,590
14,379,984 IndyMac IMSC Mortgage Loan Trust,
Series 2007-HOA1, Class AXPP,
0.41%, 07/25/47(c) ......... 11,341
1,353,884 IndyMac INDX Mortgage Loan Trust,
Series 2007-FLX3, Class A2,
(1 mo. Term SOFR + 0.654%),
6.00%, 06/25/37(c) ......... 1,600,512
2,457,217 IndyMac INDX Mortgage Loan Trust,
Series 2007-FLX5, Class 2A2,
(1 mo. Term SOFR + 0.594%),
5.94%, 08/25/37(c) ......... 2,163,399
728,830 JP Morgan Mortgage Trust, Series
2007-A5, Class 2A1,
3.18%, 10/25/37(c) ......... 493,138
6,185,330 JP Morgan Mortgage Trust, Series
2007-S3, Class 1A10,
6.25%, 08/25/37 ........... 1,786,946

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 13,060 JP Morgan Mortgage Trust, Series
2017-5, Class A1B,
5.48%, 10/26/48(b)(c) ....... $ 13,140
90,864,874 JP Morgan Mortgage Trust, Series
2021-INV5, Class A2X,
0.50%, 12/25/51(b)(c) ....... 2,531,468
5,344,948 JP Morgan Mortgage Trust, Series
2021-INV5, Class A5X,
0.50%, 12/25/51(b)(c) ....... 148,909
96,209,822 JP Morgan Mortgage Trust, Series
2021-INV5, Class AX1,
0.19%, 12/25/51(b)(c) ....... 974,673
1,246,938 JP Morgan Mortgage Trust, Series
2021-INV5, Class B4,
3.19%, 12/25/51(b)(c) ....... 984,919
436,455 JP Morgan Mortgage Trust, Series
2021-INV5, Class B5,
3.19%, 12/25/51(b)(c) ....... 324,542
1,491,790 JP Morgan Mortgage Trust, Series
2021-INV5, Class B6,
3.07%, 12/25/51(b)(c) ....... 734,642
30,239,923 JP Morgan Mortgage Trust, Series
2021-INV7, Class A2X,
0.50%, 02/25/52(b)(c) ....... 850,495
17,864,676 JP Morgan Mortgage Trust, Series
2021-INV7, Class A3X,
0.50%, 02/25/52(b)(c) ....... 343,493
7,872,776 JP Morgan Mortgage Trust, Series
2021-INV7, Class A4X,
0.50%, 02/25/52(b)(c) ....... 347,863
3,292,842 JP Morgan Mortgage Trust, Series
2021-INV7, Class A5X,
0.50%, 02/25/52(b)(c) ....... 92,611
59,270,304 JP Morgan Mortgage Trust, Series
2021-INV7, Class AX1,
0.27%, 02/25/52(b)(c) ....... 862,330
3,689,142 JP Morgan Mortgage Trust, Series
2021-INV7, Class B1,
3.27%, 02/25/52(b)(c) ....... 3,097,647
865,788 JP Morgan Mortgage Trust, Series
2021-INV7, Class B2,
3.27%, 02/25/52(b)(c) ....... 719,257
1,204,505 JP Morgan Mortgage Trust, Series
2021-INV7, Class B3,
3.27%, 02/25/52(b)(c) ....... 988,959
639,977 JP Morgan Mortgage Trust, Series
2021-INV7, Class B4,
3.27%, 02/25/52(b)(c) ....... 506,199
263,447 JP Morgan Mortgage Trust, Series
2021-INV7, Class B5,
3.27%, 02/25/52(b)(c) ....... 195,990
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 862,311 JP Morgan Mortgage Trust, Series
2021-INV7, Class B6,
3.01%, 02/25/52(b)(c) ....... $ 417,328
180,232 JP Morgan Mortgage Trust, Series
2024-1, Class A4,
6.00%, 06/25/54(b)(c) ....... 180,994
3,321,111 Legacy Mortgage Asset Trust, Series
2019-SL2, Class B,
8.82%, 02/25/59(b)(f) ....... 628,652
3,931,745 Legacy Mortgage Asset Trust, Series
2019-SL2, Class M,
4.25%, 02/25/59(b)(c) ....... 3,278,120
4,203,122 MASTR Asset Securitization Trust,
Series 2007-1, Class 1A4,
6.50%, 11/25/37 ........... 1,000,913
2,217,521 MASTR Reperforming Loan Trust,
Series 2005-2, Class 1A3,
7.50%, 05/25/35(b) ......... 1,601,167
951,480 MASTR Resecuritization Trust, Series
2008-3, Class A1,
5.80%, 08/25/37(b)(c) ....... 339,775
3,727,723 MCM Trust, Series 2021-VFN1,
2.50%, 09/25/31(b)(e)(g) ..... 3,574,283
3,860,965 MCM Trust, Series 2021-VFN1,
Class CERT,
3.00%, 09/25/31(e)(g) ....... 2,522,674
1,446,403 Merrill Lynch Alternative Note Asset
Trust, Series 2007-OAR2,
Class A2,
(1 mo. Term SOFR + 0.534%),
5.88%, 04/25/37(c) ......... 1,161,656
497,507 Merrill Lynch Mortgage Investors
Trust, Series 2006-A3, Class 3A1,
5.53%, 05/25/36(c) ......... 329,074
354,497 Merrill Lynch Mortgage Investors
Trust, Series 2006-AF2,
Class AF1,
6.25%, 10/25/36 ........... 141,100
2,262,743 Morgan Stanley Re-REMIC Trust,
Series 2010-R5, Class 7B, STEP,
3.70%, 05/26/37(b) ......... 2,361,069
2,304,882 Morgan Stanley Resecuritization Trust,
Series 2013-R7, Class 1B,
(1 mo. Term SOFR + 0.274%),
5.78%, 12/26/46(b)(c) ....... 2,109,741
599,123 MortgageIT Trust, Series 2004-1,
Class B1,
(1 mo. Term SOFR + 1.914%),
7.26%, 11/25/34(c) ......... 544,424

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 1,389,000 New Residential Mortgage Loan Trust,
Series 2020-NQM1, Class B2,
4.52%, 01/26/60(b)(c) ....... $ 1,103,198
2,078,858 Prime Mortgage Trust, Series 2006-
DR1, Class 2A1,
5.50%, 05/25/35(b) ......... 1,925,093
1,103,728 Prime Mortgage Trust, Series 2006-
DR1, Class 2A2,
6.00%, 05/25/35(b) ......... 955,111
2,791,616 PRPM LLC, Series 2020-4, Class A1,
STEP,
5.61%, 10/25/25(b) ......... 2,788,828
333,048 Reperforming Loan REMIC Trust,
Series 2006-R2, Class AF1,
(1 mo. Term SOFR + 0.534%),
5.88%, 07/25/36(b)(c) ....... 306,712
5,075,908 Residential Accredit Loans, Inc., Series
2005-QA10, Class A21,
4.70%, 09/25/35(c) ......... 2,086,551
1,251,033 Residential Accredit Loans, Inc., Series
2005-QA12, Class NB4,
5.52%, 12/25/35(c) ......... 1,089,744
3,514,106 Residential Accredit Loans, Inc., Series
2005-QA4, Class A11,
5.23%, 04/25/35(c) ......... 1,581,628
475,714 Residential Accredit Loans, Inc., Series
2006-QO5, Class 2A1,
(1 mo. Term SOFR + 0.494%),
5.84%, 05/25/46(c) ......... 435,399
393,778 Residential Accredit Loans, Inc., Series
2006-QS15, Class A1,
6.50%, 10/25/36 ........... 337,058
2,557,084 Residential Accredit Loans, Inc., Series
2007-QS1, Class 1A5,
(1 mo. Term SOFR + 0.664%),
6.00%, 01/25/37(c) ......... 1,848,918
642,387 Residential Asset Securitization Trust,
Series 2006-A7CB, Class 2A5,
(1 mo. Term SOFR + 0.364%),
5.71%, 07/25/36(c) ......... 102,990
1,792,046 Residential Funding Mortgage
Securities I, Inc. Trust, Series
2005-SA4, Class 2A1,
5.35%, 09/25/35(c) ......... 1,076,410
5,448,905 Residential Funding Mortgage
Securities I, Inc. Trust, Series
2006-SA2, Class 2A1,
5.68%, 08/25/36(c) ......... 3,817,156
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 81,793 Residential Funding Mortgage
Securities I, Inc. Trust, Series
2006-SA3, Class 2A1,
5.72%, 09/25/36(c) ......... $ 47,129
2,150,000 Residential Mortgage Loan Trust,
Series 2020-1, Class B2,
4.67%, 01/26/60(b)(c) ....... 1,970,034
3,750,000 Residential Mortgage Loan Trust,
Series 2020-2, Class B2,
5.40%, 05/25/60(b)(c) ....... 3,127,990
2,814,000 Residential Mortgage Loan Trust,
Series 2021-1R, Class B1,
3.42%, 01/25/65(b)(c) ....... 2,389,222
5,000,000 Saluda Grade Alternative Mortgage
Trust, Series 2024-RTL4,
Class A1, STEP,
7.50%, 02/25/30(b) ......... 5,041,037
3,000,000 Saluda Grade Alternative Mortgage
Trust, Series 2024-RTL5,
Class A1, STEP,
7.76%, 04/25/30(b) ......... 3,037,122
4,563,103 Seasoned Loans Structured Transaction
Trust, Series 2020-3, Class M1,
4.75%, 04/26/60(b)(c) ....... 4,446,023
100,000 SG Residential Mortgage Trust, Series
2019-3, Class B1,
4.08%, 09/25/59(b)(c) ....... 93,586
175,000 SG Residential Mortgage Trust, Series
2020-2, Class B1,
4.25%, 05/25/65(b)(c) ....... 152,523
257,000 SG Residential Mortgage Trust, Series
2020-2, Class M1,
3.19%, 05/25/65(b)(c) ....... 221,013
2,425,000 Spruce Hill Mortgage Loan Trust,
Series 2020-SH1, Class B2,
4.68%, 01/28/50(b)(c) ....... 2,148,725
981,597 Structured Adjustable Rate Mortgage
Loan Trust, Series 2005-11,
Class 1A1,
5.13%, 05/25/35(c) ......... 771,409
1,548,497 Structured Adjustable Rate Mortgage
Loan Trust, Series 2006-3,
Class 4A,
4.14%, 04/25/36(c) ......... 810,166
589,118 Structured Asset Mortgage Investments
II Trust, Series 2006-AR4,
Class 4A1,
(1 mo. Term SOFR + 0.474%),
5.82%, 06/25/36(c) ......... 570,289

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 2,905,936 Structured Asset Mortgage Investments
II Trust, Series 2006-AR5,
Class 4A1,
(1 mo. Term SOFR + 0.554%),
5.90%, 05/25/46(c) ......... $ 999,943
995,763 Structured Asset Mortgage Investments
II Trust, Series 2007-AR4,
Class GA4B,
(1 mo. Term SOFR + 0.474%),
5.82%, 09/25/47(c) ......... 895,271
2,033,757 Structured Asset Securities Corp.,
Series 2005-RF3, Class 1A,
(1 mo. Term SOFR + 0.464%),
5.81%, 06/25/35(b)(c) ....... 1,746,033
13,255,645 Structured Asset Securities Corp.
Mortgage Loan Trust, Series
2006-RF3, Class 1A2,
6.00%, 10/25/36(b) ......... 7,474,837
338,524 Suntrust Adjustable Rate Mortgage
Loan Trust, Series 2007-2,
Class 3A3,
5.84%, 04/25/37(c) ......... 195,545
127,864 Suntrust Adjustable Rate Mortgage
Loan Trust, Series 2007-2,
Class 4A1,
6.43%, 04/25/37(c) ......... 63,769
2,999 Thornburg Mortgage Securities Trust,
Series 2007-3, Class 4A1,
(12 mo. Term SOFR + 1.965%),
6.80%, 06/25/47(c) ......... 2,978
3,750,000 TRK Trust, Series 2021-INV1,
Class B1,
3.29%, 07/25/56(b)(c) ....... 2,885,927
4,000,000 TRK Trust, Series 2022-INV1,
Class B1,
4.02%, 02/25/57(b)(c) ....... 3,118,199
3,413,624 TVC Holdings Plc, Series 2021-1,
Class A,
2.38%, 02/01/51(b)(e)(g) ..... 3,117,646
1,322,747 TVC Holdings Plc, Series 2021-1,
Class CERT,
0.49%, 02/01/51(e)(f)(g) ..... 1,144,385
3,951,000 TVC Mortgage Trust, Series 2023-
RTL1, Class A1, STEP,
8.25%, 11/25/27(b) ......... 3,989,956
3,343,000 Verus Securitization Trust, Series 2019-
INV3, Class M1,
3.28%, 11/25/59(b)(c) ....... 3,154,934
3,162,000 Verus Securitization Trust, Series 2021-
1, Class B1,
2.98%, 01/25/66(b)(c) ....... 2,401,655
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 5,000,000 Verus Securitization Trust, Series 2022-
1, Class B1,
4.01%, 01/25/67(b)(c) ....... $ 3,775,707
2,680,000 Verus Securitization Trust, Series 2023-
INV1, Class M1,
7.55%, 02/25/68(b)(c) ....... 2,709,400
2,000,000 Visio Trust, Series 2022-1, Class B1,
6.02%, 08/25/57(b)(c) ....... 1,918,988
3,300,000 Vista Point Securitization Trust, Series
2020-2, Class B2,
5.16%, 04/25/65(b)(c) ....... 2,811,238
25,106,832 Voyager OPTONE Delaware Trust,
Series 2009-1, Class SAA7,
2.08%, 02/25/38(b)(c) ....... 5,644,320
1,079,122 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2005-10, Class 1CB,
6.50%, 11/25/35 ........... 729,275
604,861 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2005-10, Class 2A6,
5.50%, 11/25/35 ........... 536,875
1,149,007 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2005-11, Class A1,
5.75%, 01/25/36 ........... 991,679
2,335,698 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2005-11, Class A7,
5.75%, 01/25/36 ........... 2,015,318
1,443,065 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2005-9, Class 5A3,
(1 mo. Term SOFR + 1.464%),
6.25%, 11/25/35(c) ......... 1,058,050
3,363,075 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2006-1, Class 4CB,
6.50%, 02/25/36 ........... 2,599,416
1,899,263 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2006-2, Class 2CB,
6.50%, 03/25/36 ........... 1,237,897
3,669,012 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2006-5, Class 3A3, STEP,
6.72%, 07/25/36 ........... 850,135

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 1,068,149 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2006-AR6, Class 2A,
(12 mo. Federal Reserve
Cumulative Average USD +
0.960%),
6.13%, 08/25/46(c) ......... $ 577,127
3,644,301 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2007-5, Class A6,
6.00%, 06/25/37 ........... 3,263,867
658,408 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2007-HY7, Class 2A2,
4.14%, 07/25/37(c) ......... 556,754
5,304,398 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2007-OA4, Class 2A,
(12 mo. Federal Reserve
Cumulative Average USD +
0.798%),
5.97%, 05/25/47(c) ......... 4,296,110
2,072,347 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2007-OA5, Class 2A,
(12 mo. Federal Reserve
Cumulative Average USD +
0.798%),
5.97%, 06/25/47(c) ......... 1,635,518
455,048 Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A1,
(1 mo. Term SOFR + 0.434%),
5.78%, 03/25/37(c) ......... 365,696
3,801,720 Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A2,
(1 mo. Term SOFR + 6.566%),
1.22%, 03/25/37(c)(e) ....... 395,494
805,615 Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A8,
(1 mo. Term SOFR + 0.654%),
6.00%, 03/25/37(c) ......... 609,917
724,346 Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A9,
(1 mo. Term SOFR + 0.604%),
5.95%, 03/25/37(c) ......... 548,401
987,373 Wells Fargo Mortgage Backed
Securities Trust, Series 2008-AR1,
Class A2,
5.39%, 03/25/38(c) ......... 806,073
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 1,659,617 Western Alliance Bank, Series 2021-
CL2, Class M1,
(SOFR 30A + 3.150%),
8.50%, 07/25/59(b)(c) ....... $ 1,717,329
2,335,235 Western Alliance Bank, Series 2021-
CL2, Class M2,
(SOFR 30A + 3.700%),
9.05%, 07/25/59(b)(c) ....... 2,420,872
499,711,936
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.5%
638,246 Bayview Commercial Asset Trust,
Series 2005-4A, Class M2,
(1 mo. Term SOFR + 0.819%),
6.17%, 01/25/36(b)(c) ....... 609,627
544,480 Bayview Commercial Asset Trust,
Series 2005-4A, Class M3,
(1 mo. Term SOFR + 0.864%),
6.21%, 01/25/36(b)(c) ....... 525,916
815,720 Bayview Commercial Asset Trust,
Series 2006-2A, Class B1,
(1 mo. Term SOFR + 1.419%),
6.77%, 07/25/36(b)(c) ....... 778,564
4,525,774 Bayview Commercial Asset Trust,
Series 2007-4A, Class A1,
(1 mo. Term SOFR + 0.789%),
6.14%, 09/25/37(b)(c) ....... 4,287,479
5,635,817 Bayview Commercial Asset Trust,
Series 2007-5A, Class A4,
(1 mo. Term SOFR + 1.614%),
6.96%, 10/25/37(b)(c) ....... 3,271,024
6,913,834 Bayview Commercial Asset Trust,
Series 2007-6A, Class A4A,
(1 mo. Term SOFR + 1.614%),
6.96%, 12/25/37(b)(c) ....... 6,043,563
829,359 CBA Commercial Small Balance
Commercial Mortgage, Series
2007-1A, Class A, STEP,
6.26%, 07/25/39(b) ......... 780,212
573,811 Lehman Brothers Small Balance
Commercial Mortgage Trust,
Series 2007-2A, Class M1,
(1 mo. Term SOFR + 0.514%),
5.86%, 06/25/37(b)(c) ....... 566,068
3,000,000 Lehman Brothers Small Balance
Commercial Mortgage Trust,
Series 2007-2A, Class M2,
(1 mo. Term SOFR + 0.714%),
6.06%, 06/25/37(b)(c) ....... 2,492,532

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Principal
Amount Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$ 3,600,000 Lehman Brothers Small Balance
Commercial Mortgage Trust,
Series 2007-3A, Class M2,
(1 mo. Term SOFR + 2.114%),
7.46%, 10/25/37(b)(c) ....... $ 3,001,583
1,227,997 Velocity Commercial Capital Loan
Trust, Series 2018-2, Class M4,
5.32%, 10/26/48(b)(c) ....... 1,049,385
454,881 Velocity Commercial Capital Loan
Trust, Series 2018-2, Class M5,
6.36%, 10/26/48(b)(c) ....... 380,626
1,017,651 Velocity Commercial Capital Loan
Trust, Series 2019-1, Class M2,
4.01%, 03/25/49(b)(c) ....... 906,690
1,188,796 Velocity Commercial Capital Loan
Trust, Series 2019-1, Class M3,
4.12%, 03/25/49(b)(c) ....... 1,035,559
1,419,864 Velocity Commercial Capital Loan
Trust, Series 2019-1, Class M4,
4.61%, 03/25/49(b)(c) ....... 1,203,586
994,741 Velocity Commercial Capital Loan
Trust, Series 2019-1, Class M5,
5.70%, 03/25/49(b)(c) ....... 857,346
255,873 Velocity Commercial Capital Loan
Trust, Series 2019-2, Class M5,
4.93%, 07/25/49(b)(c) ....... 220,308
825,241 Velocity Commercial Capital Loan
Trust, Series 2020-1, Class M5,
4.29%, 02/25/50(b)(c) ....... 647,479
1,801,841 Velocity Commercial Capital Loan
Trust, Series 2020-1, Class M6,
5.69%, 02/25/50(b)(c) ....... 1,366,119
1,771,874 Velocity Commercial Capital Loan
Trust, Series 2021-1, Class M5,
3.97%, 05/25/51(b)(c) ....... 1,282,665
1,241,259 Velocity Commercial Capital Loan
Trust, Series 2021-2, Class M5,
4.01%, 08/25/51(b)(c) ....... 878,017
1,160,940 Velocity Commercial Capital Loan
Trust, Series 2021-2, Class M6,
4.92%, 08/25/51(b)(c) ....... 814,142
2,243,267 Velocity Commercial Capital Loan
Trust, Series 2021-2, Class M7,
6.54%, 08/25/51(b)(c) ....... 1,541,592
4,117,300 Velocity Commercial Capital Loan
Trust, Series 2021-3, Class M5,
4.33%, 10/25/51(b)(c) ....... 3,328,118
2,702,968 Velocity Commercial Capital Loan
Trust, Series 2021-3, Class M7,
6.54%, 10/25/51(b)(c) ....... 1,951,434
Principal
Amount Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$ 1,860,027 Velocity Commercial Capital Loan
Trust, Series 2021-4, Class M5,
5.68%, 12/26/51(b)(c) ....... $ 1,415,227
3,189,913 Velocity Commercial Capital Loan
Trust, Series 2021-4, Class M6,
7.16%, 12/26/51(b)(c) ....... 2,360,262
4,257,764 Velocity Commercial Capital Loan
Trust, Series 2022-1, Class M4,
5.20%, 02/25/52(b)(c) ....... 3,295,967
2,322,897 Velocity Commercial Capital Loan
Trust, Series 2022-4, Class M2,
6.97%, 08/25/52(b)(c) ....... 2,293,084
1,764,619 Velocity Commercial Capital Loan
Trust, Series 2022-4, Class M3,
7.52%, 08/25/52(b)(c) ....... 1,694,551
3,953,602 Velocity Commercial Capital Loan
Trust, Series 2023-2, Class M2,
8.00%, 05/25/53(b)(c) ....... 4,050,661
1,239,676 Velocity Commercial Capital Loan
Trust, Series 2023-3, Class M2,
8.27%, 08/25/53(b)(c) ....... 1,267,423
1,239,676 Velocity Commercial Capital Loan
Trust, Series 2023-3, Class M3,
9.32%, 08/25/53(b)(c) ....... 1,277,287
2,984,071 Velocity Commercial Capital Loan
Trust, Series 2023-4, Class M2,
9.08%, 11/25/53(b)(c) ....... 3,126,079
995,685 Velocity Commercial Capital Loan
Trust, Series 2023-4, Class M4,
10.72%, 11/25/53(b)(c) ...... 949,762
61,549,937
Total Non-Agency Mortgage-Backed Securities
(Cost $637,032,087)
561,261,873
U.S. GOVERNMENT SPONSORED AGENCY
MORTGAGE-BACKED SECURITIES — 0.3%
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
10,544,860 Freddie Mac Seasoned Credit Risk
Transfer Trust, Series 2017-3,
Class B,
11.67%, 07/25/56(b)(f) ...... 1,465,162
15,915,406 Freddie Mac Seasoned Credit Risk
Transfer Trust, Series 2017-3,
Class BIO,
0.88%, 07/25/56(b)(c) ....... 1,814,188
4,655,220 Freddie Mac Seasoned Credit Risk
Transfer Trust, Series 2018-2,
Class BX,
0.54%, 11/25/57(b)(c) ....... 1,631,580

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 2,595,475 Freddie Mac Seasoned Credit Risk
Transfer Trust, Series 2018-3,
Class BX,
0.82%, 08/25/57(b)(c) ....... $ 916,934
1,343,786 Freddie Mac STACR Debt Notes,
Series 2017-DNA1, Class B2,
(SOFR 30A + 10.114%),
15.46%, 07/25/29(c) ........ 1,517,038
29,416 Freddie Mac STACR Securitized
Participation Interests Trust,
Series 2018-SPI2, Class M2,
3.84%, 05/25/48(b)(c) ....... 28,381
Total U.S. Government Sponsored Agency Mortgage-
Backed Securities
(Cost $8,201,595)
7,373,283
U.S. GOVERNMENT SECURITIES — 32.4%
U.S. Treasury Bonds — 24.4%
41,315,000 3.63%, 08/15/43 ............... 36,994,678
42,400,000 3.63%, 02/15/44 ............... 37,870,156
48,055,000 3.38%, 05/15/44 ............... 41,259,723
47,350,000 3.13%, 08/15/44 ............... 39,034,156
47,550,000 3.00%, 02/15/47 ............... 37,633,224
52,750,000 2.75%, 08/15/47 ............... 39,698,496
66,000,000 3.00%, 08/15/48 ............... 51,699,140
46,350,000 3.38%, 11/15/48 ............... 38,827,178
47,000,000 3.00%, 02/15/49 ............... 36,738,945
47,300,000 2.88%, 05/15/49 ............... 36,075,488
81,560,000 1.25%, 05/15/50 ............... 41,885,521
103,400,000 1.63%, 11/15/50 ............... 58,558,328
82,250,000 2.38%, 05/15/51 ............... 55,942,852
78,500,000 3.00%, 08/15/52 ............... 61,015,351
613,233,236
U.S. Treasury Notes — 8.0%
205,000,000 0.75%, 11/15/24 ............... 202,362,226
Total U.S. Government Securities
(Cost $1,078,055,387)
815,595,462
Principal
Amount Value
CASH SWEEP — 3.0%
UNITED STATES — 3.0%
$ 75,768,397 Citibank - U.S. Dollars on Deposit in
Custody Account, 2.10%(h) ... $ 75,768,397
Total Cash Sweep
(Cost $75,768,397)
75,768,397
TOTAL INVESTMENTS — 99.5%
(Cost $2,955,034,452)
$ 2,505,119,668
OTHER ASSETS IN EXCESS OF
LIABILITIES — 0.5%
13,276,339
NET ASSETS — 100.0%
$ 2,518,396,007
(a) A copy of the underlying funds’ financial statements is available upon request.
(b) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers.
The aggregate value is $815,812,419, which is 32.39% of net assets.
These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors except as indicated in (e).
(c) Floating rate security. Rate shown is the rate in effect as of July 31,
2024.
(d) Perpetual security with no stated maturity date.
(e) These securities have been determined to be illiquid in accordance with procedures adopted by the Fund’s Board of Directors.
(f) Zero coupon security. The rate represents the yield at time of purchase.
(g) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of fair valued securities is $10,371,350 which is 0.41% of net assets and the cost is $11,539,738.
(h) The rate shown represents the current yield as of July 31, 2024.
Reference Entity Counterparty
Payment/
Expiration Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Total Return Swap Agreements
Total return swap with Barclays Barclays Bank Plc 12/04/2024 $ 50,000 $ 3,265,129 $ – $ 3,265,129
receiving total return of the Barclays
US Mortgage Backed Securities
Index over the initial level of
1,945.47 and paying a (SOFR
RATE + 0.750%) at expiration date

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
The following abbreviations are used in the report:
Reference Entity Counterparty
Payment/
Expiration Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Total Return Swap Agreements
Total return swap with Barclays Barclays Bank Plc 11/13/2024 $ 80,000 $ (1,035,439) $ – $ (1,035,439)
receiving total return of the Barclays
US Mortgage Backed Securities
Index over the initial level of
2,120.01 and paying a (SOFR
RATE + 0.750%) at expiration date
Total return swap with Barclays Barclays Bank Plc 12/04/2024 70,000 (89,048) – (89,048)
receiving total return of the Barclays
US Mortgage Backed Securities
Index over the initial level of
2,105.20 and paying a (SOFR
RATE + 0.750%) at expiration date
(1,124,487)
Total Return Swap Agreements $ 2,140,642
CLO — Collateralized Loan Obligation
ETF — Exchange-Traded Fund
LIBOR — London Interbank Offered Rate
PIK — Payment In Kind
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
SOFR 30A — Secured Overnight Financing Rate 30 Day Average USD
SPDR — Standard & Poor's Depositary Receipt
STEP — Step Coupon Bond
USD — U.S. Dollar
Portfolio Diversification by Sector (Unaudited)
Sector:
Percentage
of Net Assets
Asset-Backed Securities ......................... 17.1%
Corporate Bonds ............................. 7.1
Exchange-Traded Funds ........................ 17.1
Non-Agency Mortgage-Backed Securities ............ 22.3
Preferred Stocks .............................. 0.2
U.S. Government Agencies and Securities ........... 32.7
Other
*
...................................... 3.5
100.0%
* Includes cash and equivalents, swap agreements, pending trades and
Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.